1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........

Pre-Effective Amendment No.       ................................      _____

Post-Effective Amendment No.  51  ................................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52  ................................................        X

                              The Huntington Funds
               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                           Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                        (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                               Columbus, OH 43287
                    (Name and address of agent for service)
               (Notices should be sent to the Agent for Service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective:

_   immediately upon filing pursuant to paragraph (b)
_   on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
X   on April 30, 2007      pursuant to paragraph (a)(i)
    on 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




THE HUNTINGTON FUNDS PROSPECTUS

EQUITY FUNDS
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

INCOME FUND
Huntington VA Mortgage Securities Fund


MAY 1, 2007

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is unlawful.

THE HUNTINGTON FUNDS

TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS
The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This prospectus relates only to the variable annuity portfolios ("VA Portfolios"). Separate prospectuses and statement of additional information offer Investment A Shares, Investment B Shares, Trust Shares and Interfund Shares of retail portfolios.
The VA Potfolios are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The VA Portfolios (collectively the "Funds" and each a "Fund") are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank.
Each Fund diversifies its investments so it would qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. This prospectus should be accompanied by the prospectuses for such variable contracts, which contain information about restrictions or other limitations imposed on their investments in the Funds.
The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds' Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table) and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.
The Funds have various investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing. Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Funds.

                                INTRODUCTION
                                  3
                                FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
                                  4  VA Dividend Capture Fund
                                  8  VA Growth Fund
                                 11  VA Income Equity Fund
                                 15  VA International Equity Fund
                                 20  VA Macro 100 Fund
                                 24  VA Mid Corp America Fund
                                 29  VA New Economy Fund
                                 34  VA Rotating Markets Fund
                                 40  VA Situs Small Cap Fund
                                 45  VA Mortgage Securities Fund

                                SHAREOWNER GUIDE--HOW TO INVEST IN THE VA
                                PORTFOLIOS
                                 50  Pricing Shares
                                 52  Purchasing Shares
                                 52  Redeeming Shares
                                 53  Frequent Trading Policies
                                 54  Portfolio Holdings Information

                                MORE ABOUT THE HUNTINGTON FUNDS AND THE VA
PORTFOLIOS
                                 55  Management of the Trust
                                 55  Investment Advisor
                                 58  Fees Paid To Advisor and Affiliates
                                 58  Distributions of the Funds
                                 59  Mixed Funding and Shared Funding
                                 59  Dividends and Distributions
                                 60  Tax Consequences
                                 60  Financial Information
                                 62  Financial Highlights
                                 66  Additional Investment Strategies
                                 67  Investment Practices
                                 75  Glossary of Investment Risks

INTRODUCTION

Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment objective (except VA International Equity Fund) is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS



VA DIVIDEND CAPTURE FUND

FUND SUMMARY
Investment Goal        To seek total return on investment, with dividend income
                       as an important component of that return
Investment Focus       U.S. common stocks and covered option positions relative
                       to those stocks
Principal Investment StrategyAttempts to identify stocks that pay dividends and hedge against adverse market swings
Share Price Volatility Moderate
INVESTMENT STRATEGY    The Fund's investment objective is to seek total return
                       on investment, with dividend income as an important
                       component of that return.  To  pursue its investment
                       objective, the Fund invests at least 65% of its assets in
                       dividend-paying stocks that the Advisor believes are
                       undervalued or out- of-favor. The Advisor intends to
                       invest in common stock, preferred stock, and real estate
                       investment trusts ("REITs") which pay high dividends. The
                       Fund may invest in convertible bonds and other types of
                       hybrid securities (securities that contain aspects of
                       both stocks and bonds). As an additional income source,
                       the Advisor will frequently purchase stocks in a short
                       period prior to the ex-dividend date (the interval
                       between the announcement and the payments of the next
                       dividend). As a result, dividends may not qualify for
                       lower rates that apply to certain other "qualified
                       investment income."
                       The companies in which the Fund invests are generally
                       mature, middle and large-capitalization U.S.
                       corporations. In-depth fundamental research (both
                       quantitative and qualitative) confirms the value
                       characteristics of individual stocks and evaluates the
                       issuer's future prospects. Quantitative analysis is used
                       to identify stocks that the Advisor believes are
                       undervalued relative to the market and to the security's
                       historic valuations. The Advisor considers fundamental
                       factors such as earnings growth, cash flow, and credit
                       quality to identify the best companies. It then uses a
                       qualitative stock selection model based on earnings
                       expectations and supplemental valuation measures to
                       narrow the list of stocks to the most attractive. The
                       Advisor may, under varying market conditions, employ
                       various strategies for the Fund which involve put and/or
                       call option contracts.
                       The Advisor typically begins to pare down a position when
                       the stock has declared an ex-dividend date or is at a
                       valuation level that, in the Advisor's opinion, leaves
                       little room for investor gain. The Advisor may eliminate
                       a stock from the Fund's portfolio if its long-term
                       fundamentals become unfavorable.
                       The Fund actively trades its portfolio securities in an
                       attempt to achieve its investment objective.
                       The Fund may, from time to time, take temporary defensive
                       positions that are inconsistent with the Fund's principal
                       investment strategies in attempting to respond to adverse
                       market, economic, political or other conditions. In these
                       and in other cases, the Fund may not achieve its
                       investment objective.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile       Investors seeking capital appreciation with the potential
                       for higher current income than the average stock fund
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
                           Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                            1 YEAR  SINCE INCEPTION
*-                        --------------------------
  VA DIVIDEND CAPTURE FUND|                 *
*-                        --------------------------
  S&P 500(1)              |                 **
*-                        --------------------------
  DCIB(2)                 |                 ***
*---------------------------------------------------

  *   Since 10/15/01
  **  Since 10/12/01
  ***Since 11/01/01
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(2) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                            NOT APPLICABLE
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| INVESTMENT ADVISORY FEES                        0.60%
| Distribution (12b-1) Fees                       0.00%
| Other Expenses                                  0.33%
*------------------------------------------------------------
| Total Annual Fund Operating Expenses            0.93%
*------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares:

VA GROWTH FUND

FUND SUMMARY
Investment Goal        To seek to achieve long-term capital appreciation
                       primarily through investing in equity securities
Investment Focus       Common stocks of medium to large companies
Principal Investment   Invests in companies offering above-average growth
Strategy               potential
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek to achieve
                       long-term capital appreciation primarily through
                       investing in equity securities. The Advisor intends to
                       invest in common stock and other equity securities, such
                       as preferred stock, of medium or large companies which it
                       believes offer opportunities for growth. The Advisor
                       occasionally invests in established companies which it
                       believes have temporarily depressed prices and present
                       growth opportunities.
                       In selecting investments, the Advisor reviews historical
                       earnings, revenue and cash flow to identify the best
                       companies in each industry and to evaluate the growth
                       potential of these companies. The Advisor may also select
                       companies based on a relative price to earnings growth
                       methodology. The Advisor uses both qualitative and
                       quantitative analysis in implementing these strategies.
                       On an ongoing basis, the Advisor also monitors the Fund's
                       existing positions to determine the benefits of
                       retention.
                       For more information about the Fund's investment
                       strategies and a more complete description of the
                       securities in which the Fund can invest, please see
                       "Additional Investment Strategies" and "Investment
                       Practices."
Investor Profile       Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of medium to large U.S. growth companies - may underperform other types of stock investments or the market as a whole.
                           Mid-Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                     1 YEAR  SINCE INCEPTION
*-              -----------------------------
  VA GROWTH FUND|                    *
*-              -----------------------------
  S&P 500 BGI(1)|                    **
*-              -----------------------------
  S&P 500 CGI(2)|                    *
*-              -----------------------------
  S&P 500(3)    |                    *
*--------------------------------------------
  *   Since 5/1/01
  **  Since 4/30/01
(1) The S&P 500 BGI is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios.
(2) The S&P 500 CGI is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from the S&P 500 BGI to the S&P 500 CGI because the S&P 500 BGI will be discontinued in 2006, and Standard & Poor's will replace this growth style index with the S&P 500 CGI.
(3) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                            NOT APPLICABLE
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| Investment Advisory Fees                        0.60%
| Distribution (12b-1) Fees                       0.00%
| Other Expenses                                  0.35%
*------------------------------------------------------------
| Total Annual Fund Operating Expenses            0.95%
*------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares:

VA INCOME EQUITY FUND

FUND SUMMARY
Investment Goal        To achieve current income and moderate appreciation of
                       capital primarily through investment in income-producing
                       equity securities
Investment Focus       Common and preferred stocks
Principal Investment
Strategy               Attempts to identify stocks that pay high dividends
Share Price Volatility Moderate
INVESTMENT STRATEGY    The Fund's investment objective is to seek to achieve
                       current income and moderate appreciation of capital
                       primarily through investment in income-producing equity
                       securities. The Advisor focuses primarily on equity
                       securities, and under normal circumstances invests at
                       least 80% of its assets in equity securities, such as
                       common stock and preferred stock. At least 65% of the
                       Fund's total assets will be invested in income-producing
                       equity securities. As an additional income source, the
                       Advisor also may invest in investment-grade corporate
                       debt obligations, such as bonds, notes and debentures.
                       The Fund may also invest up to 10% of its total assets in
                       debt obligations rated below investment-grade (securities
                       rated below BBB by Standard & Poor's or Baa by Moody's).
                       The Advisor selects securities which it believes will
                       maintain or increase the Fund's current income while
                       maintaining a price/ earnings ratio below the market.
                       In addition to evaluating the current yield of a
                       security, the Advisor considers dividend growth to be an
                       important factor in selecting investments for the Fund.
                       The Advisor actively monitors market activity which
                       impacts dividend decisions. In general, the Fund will
                       sell a security when dividends are no longer expected to
                       increase. The Advisor may seek to purchase a security
                       that will generate dividends that are eligible for
                       taxation at lower rates than other types of income at the
                       shareholder level, but this will not be an investment
                       strategy of the Fund.
                       Because the Fund contains "equity" in its name, the Fund
                       will normally invest at least 80% of its assets in equity
                       securities, and will notify shareholders at least 60 days
                       in advance of any changes to this policy.
                       For more information about the Fund's investment
                       strategies and a more complete description of the
                       securities in which the Fund can invest, please see
                       "Investment Practices."
Investor Profile       Investors seeking capital appreciation potential with
                       higher current income and lower volatility than the average stock fund

WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
                           Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
                           Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                            1 YEAR  5 YEARS  SINCE INCEPTION
*-                     --------------------------------------
  VA INCOME EQUITY FUND|                             *
*-                     --------------------------------------
  S&P 500 BVI(1)       |                             *
*-                     --------------------------------------
  S&P 500 CVI(2)       |                             **
*-                     --------------------------------------
  S&P 500(3)           |                             *
*------------------------------------------------------------

* Since 10/21/99
**Since 11/1/99
(1) The S&P 500 BVI is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios.
(2) The S&P 500 CVI is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from the S&P 500 BVI to the S&P 500 CVI because the S&P 500 BVI will be discontinued in 2006, and Standard & Poor's will replace this value style index with the S&P 500 CVI.
(3) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                            NOT APPLICABLE
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| Investment Advisory Fees                        0.60%
| Distribution (12b-1) Fees                       0.00%
| Other Expenses                                  0.33%
*------------------------------------------------------------
| Total Annual Fund Operating Expenses            0.93%
*------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares:

VA INTERNATIONAL EQUITY FUND

FUND SUMMARY
Investment Goal        To seek total return
Investment Focus       Equity securities of companies based outside the United
                       States
Principal Investment
Strategy               Attempts to identify equity securities of companies
                       based outside the United States with the best potential
                       for superior long-term investment returns
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek total return.
                       The Fund's total return will consist of two components:
                       (1) changes in the market value of its portfolio
                       securities (both realized and unrealized appreciation);
                       and (2) income received from its portfolio securities.
                       The Fund expects that changes in market value will
                       comprise the largest component of its total return. This
                       investment objective may be changed by the Fund's
                       Trustees without shareholder approval.
                       The Fund pursues its investment objective by investing at
                       least 80% of its assets in equity securities, 65% of
                       which will be invested in companies based outside the
                       United States. The Advisor manages the Fund based on the
                       view that international equity markets are inefficient at
                       pricing securities and that careful security selection
                       offers the best potential for superior long-term
                       investment returns. The Advisor uses a "bottom-up"
                       approach to stock selection (searching for outstanding
                       performance of individual stocks before considering the
                       impact of economic trends) and evaluates industry and
                       country exposure to be consistent with a top-down
                       approach. The Advisor attempts to purchase securities
                       with value characteristics consistent with an overall
                       assessment of the economic environment in which the
                       underlying company operates.
                       The Advisor ranks the relative valuation and recent price
                       performance of a universe of companies. The Advisor then
                       evaluates the most attractively valued portion of this
                       universe using such factors as a company's price-to-
                       earnings ratio, enterprise value, organic growth rates
                       versus growth through acquisition, product niche and
                       management quality. The Advisor also reviews the
                       company's financial statements and forecasts of earnings.
                       Based on this information, the Advisor evaluates the
                       sustainability of the company's current growth trends and
                       potential catalysts for increased valuation, based on the
                       company's potential to add economic value to the
                       enterprise.
                       The Advisor frequently identifies benchmarks for certain
                       securities such as return on invested capital, market
                       implied growth rates, price-to-earnings ratios, and/or
                       stock prices. When those benchmarks are achieved, the
                       Advisor will often consider selling all or a portion of
                       the Fund's holdings to lock in profit. Holdings will also
                       be sold if they fail to meet performance expectations or
                       better investment opportunities are identified.
                       With respect to the Fund's investments in developed
                       markets, companies may be grouped together in broad
                       categories called business sectors. The Advisor may
                       emphasize certain business sectors in the portfolio that
                       exhibit stronger growth potential or higher profit
                       margins. The Fund will not invest more than 20% of its
                       assets in companies located in emerging markets. In
                       selecting emerging markets countries in which to invest,
                       the Advisor reviews the country's economic outlook, its
                       interest and inflation rates, and the political and
                       foreign exchange risk of investing in a particular
                       country. The Advisor then analyzes companies located in
                       particular emerging market countries.
                       The Fund may temporarily depart from its principal
                       investment strategies by investing its assets in cash,
                       cash items, and shorter-term, higher quality debt
                       securities and similar obligations. It may do this to
                       minimize potential losses and maintain liquidity to meet
                       shareholder redemptions during adverse market conditions.
                       This may cause the Fund to give up greater investment
                       returns to maintain the safety of principal, that is, the
                       original amount invested by shareholders.
                       Because the Fund contains "equity" in its name, the Fund
                       will normally invest at least 80% of its assets in equity
                       securities, and will notify shareholders at least 60 days
                       in advance if there is a change to this policy.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile          Investors who want total return, are willing to accept
                       the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks.
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of foreign companies - may underperform other kinds of investments or the market as a whole.
                           Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
                           Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
                           Foreign Custodial Services and Related Investment
                           Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for the first full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                                   1 YEAR  SINCE INCEPTION*
*-                            ------------------------------
  VA INTERNATIONAL EQUITY FUND|
*-                            ------------------------------
  EAFE(1)                     |
*-----------------------------------------------------------
* Since 5/03/04
  (1) The EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International (MSCI) universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

 SHAREHOLDER FEES                                                                         NOT APPLICABLE
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
 Investment Advisory Fees(1)                                                                  0.60%
 Distribution (12b-1) Fees                                                                    0.00%
 Other Expenses                                                                               1.18%
 Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)      1.78%
 Fee Waivers and/or Expense Reimbursements                                                   (0.78)%
 Total Annual Fund Operating Expenses                                                         1.00%
 (after fee waivers and/or expense reimbursements)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares with waivers in place:
 If waivers had not been in place:

VA MACRO 100 FUND

FUND SUMMARY
Investment Goal        To seek total return which consists of capital
                       appreciation and income
Investment Focus       Common stocks of companies within the Standard & Poor's
                       500 Index
("S&P 500")
Principal Investment
Strategy               Attempts to identify common stocks within the S&P
                       500 with the best potential for superior investment
                       returns
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek total return
                       which consists of capital appreciation and income. The
                       Fund's total return will consist of two components: (1)
                       changes in the market value of its portfolio securities
                       (both realized and unrealized appreciation); and (2)
                       income received from its portfolio securities. The Fund
                       expects that changes in market value will comprise the
                       largest component of its total return.
                       The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues
                       its investment objective by investing at least 80% of its
                       assets in equity securities. Further, the Sub-Advisor
                       pursues this objective by applying a "top down" approach
                       to stock selection (analyzing the impact of economic
                       trends before considering the performance of individual
                       stocks). The Sub-Advisor evaluates broad macroeconomic
                       trends, attempts to anticipate shifts in the business
                       cycle, and determines which sectors, industries,
                       companies or markets may provide relatively higher
                       performance. Macroeconomic information can include, but
                       is not limited to, such factors as monetary, fiscal,
                       incomes and trade policies. The strategy is based upon
                       the quantitative and qualitative analysis of seven or
                       more core economic models that, when combined, produce
                       rankings of the S&P 500 companies. The Sub-Advisor uses
                       these rankings to determine its top 100 stocks for
                       inclusion in the Fund's portfolio. The models analyze and
                       evaluate, among others, company size, domestic company
                       location, industry earnings forecasts, fiscal policy
                       changes, global company location, interest rates changes
                       and trade issues. The Fund will typically hold 100
                       securities. The S&P 500 is an unmanaged capitalization-
                       weighted index of 500 stocks designed to measure
                       performance of the broad domestic economy through changes
                       in the aggregate market value of 500 stocks representing
                       all major industries. As of [ ], 2007, the S&P 500
                       statistics were as follows: the average market
                       capitalization of companies in the index was
                       approximately $23.1 billion and the median market
                       capitalization was approximately $11.6 billion. The
                       smallest company in the S&P 500 had a market
                       capitalization of $423 million and the largest company
                       had a market capitalization of $409 billion. The S&P 500
                       has a total market capitalization value of approximately
                       $11.6 trillion.  These capitalization values will change
                       due to changes in the companies included in the S&P 500
                       and changes in their valuations.
                       As a result of the Fund's focus on macroeconomic
                       strategy, it is not inherently biased towards any
                       particular investment style (i.e., value or growth), but
                       can be characterized from time to time as either, or a
                       blend.
                       The Fund may, from time to time, take temporary defensive
                       positions that are inconsistent with the Fund's principal
                       investment strategies in attempting to respond to adverse
                       market, economic, political or other conditions. In these
                       and in other cases, the Fund may not achieve its
                       investment objective. On an ongoing basis, the Sub-
                       Advisor also monitors the Fund's existing positions to
                       determine the benefits of retention.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile       Long-term investors seeking to achieve total return
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of large capitalization companies within the S&P 500 - may underperform other types of stock investments or the market as a whole.
                           Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
                           Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                           Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
For more information about risks, please see the "Glossary of Investment Risks." PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for the first full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                        1 YEAR  SINCE INCEPTION*
*-                 ------------------------------
  VA MACRO 100 FUND|
*-                 ------------------------------
  S&P 500(1)       |
*------------------------------------------------
* Since 5/03/04
  (1) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                                    NOT APPLICABLE
   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| Investment Advisory Fees(1)                             0.60%
| Distribution (12b-1) Fees                               0.00%
| Other Expenses                                          0.44%
*--------------------------------------------------------------------
| Total Annual Fund Operating Expenses                    1.04%
| (before fee waivers and/or expense reimbursements)
| Fee Waivers and/or Expense Reimbursements              (0.04)%
*--------------------------------------------------------------------
| Total Annual Fund Operating Expenses                    1.00%
| (after fee waivers and/or expense reimbursements)
*--------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares with waivers in place:
 If waivers had not been in place:

VA MID CORP AMERICA FUND

FUND SUMMARY
Investment Goal        To seek long-term capital appreciation by investing
                       primarily in equity securities of mid-cap companies.
Investment Focus       Common stocks
Principal Investment
Strategy               Attempts to identify companies with outstanding
                       growth characteristics
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek long-term
                       capital appreciation by investing primarily in a
                       diversified portfolio of securities consisting of common
                       stocks and securities convertible into common stocks such
                       as convertible bonds and convertible preferred stocks.
                       The Fund will normally invest at least 80% of its assets
                       in common stocks of mid-cap companies. Mid-cap companies
                       are those companies with market capitalizations at the
                       time of purchase in the range of companies in the Russell
                       Midcap Index ("RMCI") or the Standard & Poor's 400 Index
                       ("S&P 400"). The RMCI measures the performance of the 800
                       smallest companies in the Russell 1000 Index, which
                       represent approximately 26% of the total market
                       capitalization of the Russell 1000 Index. The S&P 400 is
                       an unmanaged capitalization-weighted index of common
                       stocks representing all major industries in the mid-range
                       of the U.S. stock market. As of [  ], 2007, the RMCI
                       statistics were as follows: the average market
                       capitalization of companies in the index was
                       approximately $[ ] billion and the median market
                       capitalization was approximately $[ ] billion. The
                       companies in RMCI had a total market capitalization range
                       of approximately $[ ] million to $[ ] billion. As of  [
                       ], 2007, the S&P 400 statistics were as follows: the
                       average market capitalization of companies in the index
                       was approximately $[ ] billion and the median market
                       capitalization was approximately $[ ] billion. The
                       companies in the S&P 400 had a total market
                       capitalization range of approximately $[ ] million to $[
                       ] billion.
                       In managing the Fund's portfolio, the Advisor emphasizes
                       both growth and value in seeking mid-cap companies with
                       above-average growth potential or with temporarily
                       depressed prices. As a result, the Fund will invest in a
                       blend of both "growth" and "value" stocks. Factors the
                       Advisor typically considers in selecting individual
                       securities include fundamental analysis, valuation
                       techniques, and technical analysis. Fundamental analysis
                       will focus on qualitative aspects of the company's
                       product, management, and competitive strategy. Valuation
                       techniques include quantitative screens to review
                       historical earnings, revenue, and cash flow. Technical
                       analysis will be deployed as it relates to the timing of
                       trading the securities. This process will be utilized to
                       identify the most attractive companies in each industry
                       and to evaluate the growth potential of these companies.
                       On an ongoing basis, the Advisor monitors the Fund's
                       existing positions to determine benefits of retaining a
                       particular security.
                       The Advisor will apply a "top down" strategy (analyzing
                       the impact of economic trends before considering the
                       performance of individual stocks), industries weighted
                       relative to the benchmark and the market outlook.
                       Portfolio optimization programs will be deployed to
                       enhance risk/return potential. These programs analyze the
                       industry exposure of multi-industry companies and then
                       use this information to balance the industry
                       diversification of the portfolio to achieve certain
                       risk/return models.
                       The Fund may employ option strategies which utilize puts
                       and/or calls although these strategies are not the
                       primary means by which the Advisor seeks to add value.
                       The Fund actively trades its portfolio securities in an
                       attempt to achieve its investment objective.
                       The Fund may, from time to time, take temporary defensive
                       positions that are inconsistent with the Fund's principal
                       investment strategies in attempting to respond to adverse
                       market, economic, political or other conditions. In these
                       and in other cases, the Fund may not achieve its
                       investment objective.
                       The Fund may also invest in certain other equity
                       securities in addition to those described above.
                       Because the Fund refers to the terms "America" and "Mid
                       Corp" in its name, the Fund will invest normally at least
                       80% of its assets in investments in the United States of
                       America and at least 80% of its investments in common
                       stocks of mid-cap companies. The Fund will notify
                       shareholders at least 60 days in advance of any changes
                       to these policies.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile       Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily small to mid-cap companies
                           - may underperform other kinds of investments or market averages.

                          Mid-Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
                           Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                               1 YEAR  SINCE INCEPTION
*-                        -----------------------------
  VA MID CORP AMERICA FUND|                    *
*-                        -----------------------------
  S&P 400(1)              |                    **
*-                        -----------------------------
  RMCI(2)                 |                    **
*-                        -----------------------------
  LMCCA(3)                |                    ***
*------------------------------------------------------
  *   Since 10/15/01
  **  Since 10/12/01
  *** Since 10/11/01
(1) The unmanaged S&P 400 is a capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.
(2) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                            NOT APPLICABLE
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| Investment Advisory Fees                        0.60%
| Distribution (12b-1) Fees                       0.00%
| Other Expenses                                  0.35%
*------------------------------------------------------------
| Total Annual Fund Operating Expenses            0.95%
*------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares:

VA NEW ECONOMY FUND

FUND SUMMARY
Investment Goal        To seek capital appreciation by investing significantly
                       in equity securities of companies engaged in developing
                       products, processes, or services that provide
                       technological or scientific advances and efficiencies
Investment Focus       Common stocks of companies engaged in advancing
                       innovations in products, services or processes,
                       frequently of a scientific or technological nature
Principal Investment
Strategy               Long-term capital appreciation
Share Price Volatility High
INVESTMENT STRATEGY    The Fund's investment objective is to seek capital
                       appreciation by investing primarily in a diversified
                       portfolio of securities consisting of common stocks and
                       securities convertible into common stocks such as
                       convertible bonds and convertible preferred stocks. The
                       Fund attempts to invest in companies engaged in
                       developing products, processes, or services that provide
                       technological or scientific advances and efficiencies.
                       Under normal market conditions, the Fund invests at least
                       65% of total assets in the equity securities of U.S. and,
                       to a lesser extent, foreign companies.
                       "New economy" companies include those that are engaged in
                       advancing innovations in products, services or processes,
                       generally of a scientific or technological nature. Those
                       companies may be in any of a variety of industries, such
                       as computer hardware, software, electronic components and
                       systems, telecommunications, Internet, media information
                       services companies, biotechnology, robotics, and energy
                       replacement. They also include companies in more
                       traditional industries, such as certain consumer products
                       retailers, that have extensively used technological or
                       scientific advances to develop new or to improve products
                       or processes and make them more efficient.
                       The Fund generally takes a growth approach to selecting
                       stocks, looking for companies that appear poised to grow
                       because of new products, technology or management, as
                       well as new companies that are in the developmental
                       stage. Factors in identifying these companies may include
                       the quality of management, financial strength, a strong
                       position relative to competitors and a stock price that
                       appears reasonable relative to its expected growth rate.
                       Screens based upon quantitative multifactor models are
                       used in the security identification and selection
                       process. Models rely upon price and earnings momentum
                       variables, as well as valuation, liquidity and risk
                       variables.
                       Sector weights reflect the ongoing sector weights of the
                       Russell 3000 Growth Index benchmark, input from the
                       Investment Policy Committee of Huntington Bank, and
                       expectations of sector outperformance or underperformance
                       derived from quantitative and other sources.
                       The Fund may invest in companies of any size, including
                       small, high growth companies. The Fund also may invest in
                       companies whose shares are being, or recently have been,
                       offered to the public for the first time.
                       The Fund reserves the right to invest up to 35% of total
                       assets in other securities, such as corporate bonds and
                       government securities.  The Fund actively trades its
                       portfolio securities in an attempt to achieve its
                       investment objective.
                       The Fund may, from time to time, take temporary defensive
                       positions that are inconsistent with the Fund's principal
                       investment strategies in attempting to respond to adverse
                       market, economic, political or other conditions. In these
                       and in other cases, the Fund may not achieve its
                       investment objective.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile       Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
                           Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of companies focusing on technological and scientific advancements - may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
                           Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
                           Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
                           Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                          1 YEAR  SINCE INCEPTION
*-                   -----------------------------
  VA NEW ECONOMY FUND|                    *
*-                   -----------------------------
  RUS3G(1)           |                    **
*-                   -----------------------------
  S&P 500(2)         |                    **
*-------------------------------------------------
  *   Since 10/15/01
  **  Since 10/12/01
(1) The unmanaged RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

 SHAREHOLDER FEES                                                                         NOT APPLICABLE
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
 Investment Advisory Fees(1)                                                                  0.60%
 Distribution (12b-1) Fees                                                                    0.00%
 Other Expenses                                                                               0.42%
 Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)      1.02%
 Fee Waivers and/or Expense Reimbursements                                                   (0.02)%
 Total Annual Fund Operating Expenses (after fee waivers and/or expense reimbursements)       1.00%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares with waivers in place:
 If waivers had not been in place:

VA ROTATING MARKETS FUND

FUND SUMMARY
Investment Goal        To seek capital appreciation
Investment Focus       Common stocks and index-based securities
Principal Investment
Strategy               Attempts to rotate investments to the equity market
                       segment that offers the greatest potential for capital
                       appreciation given current economic conditions
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek capital
                       appreciation. The Fund will pursue its investment
                       objective by rotating investments among equity market
                       segments (small-cap, mid-cap, large-cap and global) as
                       determined by the Fund's Advisor to offer the greatest
                       potential for capital appreciation in a given market
                       environment.
                       Under normal market conditions, the Fund will invest
                       (either directly or through the ownership of index-based
                       securities, as described below) at least 80% of its
                       assets in equity stocks comprising the equity market
                       segment selected by the Advisor. The Fund will provide
                       shareholders 60 days' advance notice before changing its
                       80% investment policy. The Advisor will rotate among the
                       small-cap, mid-cap, large-cap and global equity market
                       segments. To determine which equity market segment offers
                       the greatest potential for capital appreciation, the
                       Advisor will use "top down" analysis (analyzing the
                       impact of economic trends before considering the
                       performance of individual stocks) to evaluate broad
                       economic trends, anticipate shifts in the business cycle,
                       and determine which sectors or industries may benefit the
                       most over the next 12 months. The Advisor will
                       continuously monitor the market environment and may
                       rotate the equity market segment when the Advisor
                       determines that another equity market segment is more
                       favorable given the current market environment.
                       Index-based securities are exchange-traded funds that
                       represent ownership in a long-term investment trust that
                       holds a portfolio of common stocks designed to track the
                       price performance and dividend yield of an index, such as
                       the Russell 2000 Index ("RUS2000"), S&P 500, or the
                       NASDAQ-100 Index.
                       Following is information about the equity market segments
                       among which the Advisor will rotate investments.
                       Investment in any segment could consist of stocks of
                       companies whose capitalization falls within the specified
                       range and/or index-based securities that hold stocks of
                       companies whose capitalization falls within the specified
                       range at the time of purchase. The small-cap, mid-cap and
                       large-cap market segments are comprised predominantly of
                       U.S. companies, although due to the diverse nature of
                       companies and the globalization of the economy, many
                       companies have international operations or international
                       exposure to varying degrees.
                       The small-cap market segment includes companies whose
                       market capitalization at the time of purchase are within
                       the market capitalization range of companies in a
                       recognized independent small-cap index such as the
                       RUS2000. As of [  ], 2007, the RUS2000 statistics were as
                       follows: the average market capitalization of companies
                       in the index was approximately   $[ ] billion and the
                       median market capitalization was approximately $640
                       million. The companies in the RUS2000 had a total market
                       capitalization range of approximately $[ ] million to $[
                       ]  billion.
                       The mid-cap market segment includes companies whose
                       market capitalization at the time of purchase are within
                       the market capitalization range of companies in a
                       recognized independent mid-cap index such as the Russell
                       Midcap Index ("RMCI"). As of  [  ], 2007, the RMCI
                       statistics were as follows: the average market
                       capitalization of companies in the index was
                       approximately $8.10 billion and the median market
                       capitalization was approximately $4.07 billion. The
                       companies in the RMCI had a total market capitalization
                       range of approximately $264 million to $22.5 billion.
                       The large-cap market segment includes companies whose
                       market capitalization at the time of purchase are within
                       the market capitalization range of companies in a
                       recognized independent large-cap index such as the S&P
                       500. As of [  ], 2007, the S&P 500 statistics were as
                       follows: the average market capitalization of companies
                       in the index was approximately $[ ]  billion and the
                       median market capitalization was approximately $[ ]
                       billion. The S&P 500 had a total market capitalization
                       value of approximately $[ ]  trillion.
                       The global market segment comprises companies that are
                       based throughout the world, including the United States.
                       The global market segment could include small-cap, mid-
                       cap, or large-cap companies, or any combination of the
                       three, although there is no generally accepted and
                       recognized market capitalization ranges in the global
                       market due to the diverse array of foreign countries and
                       economies.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Additional
                       Investment Strategies" and "Investment Practices."
Investor Profile       Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of the market segment selected by the Advisor - may underperform other kinds of investments or market averages.
                           Mid/Small-Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
                           Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
                           Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, including significant and rapid increases and decreases in value from time to time. Foreign Custodial Services and Related Investment
                           Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                           Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
                       For more information about the Fund's investment strategies and risks, please see "Additional Investment
                       Strategy" and the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund's performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                               1 YEAR  SINCE INCEPTION
*-                        -----------------------------
  VA ROTATING MARKETS FUND|                    *
*-                        -----------------------------
  S&P 500(1)              |                    **
*------------------------------------------------------
  *   Since 10/15/01
  **  Since 10/12/01
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

 SHAREHOLDER FEES                                                           NOT APPLICABLE
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
 Investment Advisory Fees                                                       0.60%
 Distribution (12b-1) Fees                                                      0.00%
 Other Expenses                                                                 0.40%
 Total Annual Fund Operating Expenses                                           1.00%
 Total Direct Annual Fund Operating Expenses
 Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses*
 Total Direct and Aquired Fund Annual Operating Expenses

  *Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Aquired (Underlying) Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Aquired (Underlying) Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Aquired (Underlying) Funds, the amount of Fund assets invested in Aquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Aquired (Underlying) Funds.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares:

VA SITUS SMALL CAP FUND

FUND SUMMARY
Investment Goal        To seek long-term capital appreciation
Investment Focus       Diversified portfolio of equity securities of small
                       capitalization companies
Principal Investment
Strategy               Attempts to identify domestic and foreign companies
                       whose geographic, political, and/or demographic situs
                       positions them to outperform other companies
Share Price Volatility Moderate to High
INVESTMENT STRATEGY    The Fund's investment objective is to seek long-term
                       capital appreciation. The Fund pursues this objective by
                       investing primarily in equity securities of small
                       capitalization companies. Equity securities include
                       common stocks, preferred stocks and securities
                       convertible into common stocks such as convertible bonds
                       and convertible preferred stocks which, if rated, will be
                       investment-grade at the time of investment.
                       Under normal market conditions, the Advisor invests at
                       least 80% of the Fund's assets in equity securities of
                       small capitalization companies. Small capitalization
                       companies are defined as those companies with a market
                       capitalization, at the time of investment, that is
                       included in the S&P Small Cap 600 Index (as of  [  ],
                       2007, the smallest company in the index had a market
                       capitalization of $48 million, the largest company had a
                       market capitalization of $4.2 billion and the weighted
                       average market capitalization was $1.4 billion). Up to
                       20% of the Fund's assets may be invested in equity
                       securities of mid- to large-capitalization companies. The
                       Fund may also invest up to 20% of its assets in foreign
                       securities, including ADRs, GDRs and EDRs, as defined in
                       the "Investment Practices" section.
                       In managing the Fund's portfolio, the Advisor emphasizes
                       both growth and value in seeking small-cap companies with
                       above-average growth potential or with temporarily
                       depressed prices. As a result, the Fund invests in a
                       blend of both "growth" and "value" stocks. The Advisor
                       utilizes a screening process that identifies companies
                       based on situs, which is one or more geographical
                       locations that are positioned and likely to allow the
                       companies to outperform those in other locations.
                       Examples of situs advantages include favorable political,
                       social or economic factors or population demographics,
                       such as a state or country that is reducing taxes or
                       experiencing beneficial demographic changes. For
                       instance, the Fund may invest in a certain type of
                       company located in a state that is reducing its business
                       tax because the tax reduction may result in lower costs
                       for the company and allow it to sell products more
                       competitively at lower prices or realize a higher profit
                       on sales. Similarly, if a state is experiencing a growing
                       population, then certain types of financial services
                       companies or real estate-related investments may benefit
                       from the service needs and housing demands of this
                       population growth.
                       The Advisor also employs fundamental analysis, valuation
                       techniques, and technical analysis. Fundamental analysis
                       focuses on qualitative aspects of the company's product,
                       management, and competitive strategy. Valuation
                       techniques include quantitative screens to review
                       historical earnings, revenue, and cash flow. Technical
                       analysis will be deployed as it relates to the timing of
                       trading the securities. This process is utilized to
                       identify the most attractive companies and to evaluate
                       the growth potential of these companies. On an ongoing
                       basis, the Advisor monitors the Fund's existing positions
                       to determine benefits of retaining a particular security.
                       The Advisor applies a "top down" strategy in stock
                       selection (analyzing the impact of economic trends before
                       considering the performance of individual stocks) to
                       evaluate broad economic trends, anticipate shifts in the
                       business cycle, and determine which sectors, industries
                       or markets may provide relatively higher performance. The
                       Advisor also uses portfolio optimization programs to
                       enhance risk/return potential. These programs analyze and
                       characterize the industry exposure of multi-industry
                       companies in an attempt to balance the industry
                       diversification of the portfolio to achieve certain
                       risk/return models. The Fund may employ option strategies
                       which utilize puts and/or calls although these strategies
                       are not the primary means by which the Advisor seeks to
                       add value. The Fund's foreign investments are generally
                       in developed countries. Companies in developed countries
                       may be grouped together in broad categories called
                       business sectors. The Advisor may emphasize certain
                       business sectors in the portfolio that exhibit stronger
                       growth potential or higher profit margins. The Fund may
                       choose to invest up to 20% of its assets in companies
                       located in emerging markets. In selecting emerging market
                       countries, the Advisor reviews the country's economic
                       outlook, its interest and inflation rates, and the
                       political and foreign exchange risk of investing in a
                       particular country. The Advisor then analyzes companies
                       located in particular emerging market countries.
                       The Fund actively trades its portfolio securities in an
                       attempt to achieve its investment goal.
                       The Fund may, from time to time, take temporary defensive
                       positions that are inconsistent with the Fund's principal
                       investment strategies in attempting to respond to adverse
                       market, economic, political or other conditions. In these
                       and in other cases, the Fund may not achieve its
                       investment objective.
                       Because the Fund refers to equity securities of small
                       capitalization companies in its name, the Fund will
                       normally invest at least 80% of its assets in equity
                       securities of small capitalization companies, and will
                       notify shareholders at least 60 days in advance of any
                       changes in this policy.
                       The Fund may also invest in certain other equity
                       securities in addition to those described above, although
                       none are anticipated to be principal investments.
                       For a more complete description of the securities in
                       which the Fund can invest, please see "Investment
                       Practices."
Investor Profile       Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily smaller companies in both domestic and foreign markets - may underperform other kinds of investments or market averages.
                           Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
                           Foreign Custodial Services and Related Investment
                           Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for the first full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                              1 YEAR  SINCE INCEPTION*
*-                       ------------------------------
  VA SITUS SMALL CAP FUND|
*-                       ------------------------------
  S&P 600(1)             |
*-                       ------------------------------
  S&P 500(2)             |
*------------------------------------------------------
  *   Since 5/03/04
  (1) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market. The Index is unmanaged, and unlike the Fund, is not affected by cashflows.
  (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

 SHAREHOLDER FEES                                                                         NOT APPLICABLE
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
 Investment Advisory Fees(1)                                                                  0.60%
 Distribution (12b-1) Fees                                                                    0.00%
 Other Expenses                                                                               0.45%
 Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)      1.05%
 Fee Waivers and/or Expense Reimbursements                                                   (0.06)%
 Total Annual Fund Operating Expenses (after fee waivers and/or expense reimbursements)       0.99%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares with waivers in place:
 If waivers had not been in place:

VA MORTGAGE SECURITIES FUND

FUND SUMMARY
Investment Goal        To seek to achieve current income
Investment Focus       Mortgage-related securities, including mortgage Real
                       Estate Investment Trusts ("REITs")
Principal Investment
Strategy               Invests in mortgage-related securities, including
                       mortgage REITs
Share Price Volatility Moderate
INVESTMENT STRATEGY    The Fund's investment objective is to seek to achieve
                       current income. The Advisor invests, under normal
                       circumstances, at least 80% of the Fund's assets in
                       mortgage-related securities, including mortgage REITs.
                       The Advisor especially focuses on securities which it
                       expects to be less susceptible to prepayment of
                       principal. The Advisor endeavors to maintain a dollar-
                       weighted average portfolio life for the Fund of between
                       two and ten years. The Fund may also invest up to 20% of
                       its assets in equity REITs. The Fund will indirectly bear
                       its proportionate share of expenses incurred by REITs in
                       which the Fund invests in addition to the expenses
                       incurred directly by the Fund.
                       In making its investment decisions, the Advisor considers
                       various economic factors, Federal Reserve policy,
                       interest rate trends and spreads between different types
                       of fixed income securities. In managing the portfolio,
                       the Advisor monitors the Fund's cash flow, maturities and
                       interest payments and tracks a variety of other portfolio
                       security statistics. Mortgage-related securities are
                       securities, including derivative mortgage securities such
                       as collateralized mortgage obligations ("CMOs"), whose
                       income is generated by payments of principal and interest
                       on pools of mortgage loans and mortgage REITs.
                       REITs are pooled investment vehicles which invest
                       primarily in income producing real estate or real estate-
                       related loans or interest. REITs are generally classified
                       as equity REITs, mortgage REITs or a combination of
                       equity and mortgage REITs. Equity REITs invest the
                       majority of their assets directly in real property and
                       derive income primarily from the collection of rents.
                       Equity REITs can also realize capital gains by selling
                       property that has appreciated in value. Mortgage REITs
                       invest the majority of their assets in real estate
                       mortgages and derive income from the collection of
                       interest payments. Similar to investment companies, REITs
                       are not taxed on income distributed to shareholders
                       provided they comply with several requirements of the
                       Internal Revenue Code ( "Code"). The Fund may temporarily
                       depart from its principal investment strategies by
                       investing its assets in cash and money market
                       instruments. It may do this to minimize potential losses
                       and maintain liquidity to meet shareholder redemptions
                       during adverse market conditions. This may cause the Fund
                       to give up greater investment returns to maintain the
                       safety of principal (the original amount invested by
                       shareholders).
                       The Fund actively trades its portfolio securities in an
                       attempt to achieve its investment goal.
                       Because the Fund refers to mortgage in its name, the Fund
                       will normally invest at least 80% of its assets in
                       mortgage-related securities, and the Fund will notify
                       shareholders at least 60 days in advance of any changes
                       in this policy.
                       For more information about the Fund's investment
                       strategies and a more complete description of the
                       securities in which the Fund can invest, please see
                       "Investment Practices."
Investor Profile       Investors willing to accept the risk of a moderate amount
                       of fluctuation in the value of their investment for the benefit of a higher total return potential.
WHAT ARE THE MAIN RISKSLoss of money is a risk of investing in the Fund. In addition, your
OF INVESTING IN THIS FUND?investment in the Fund may be subject to the following principal risks:
                           Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
                           Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
                           Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
                           Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
                           If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

                           Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
                           Prepayment Risk, Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.
                           Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
                           Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                       For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for the first full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
                                  1 YEAR  SINCE INCEPTION*
*-                           ------------------------------
  VA MORTGAGE SECURITIES FUND|
*-                           ------------------------------
  LBMBSI(1)                  |
*----------------------------------------------------------
  *   Since 5/03/04
  (1) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES. THE TABLES BELOW AND THE EXAMPLE THAT FOLLOWS THEM DO NOT REFLECT VARIABLE INSURANCE CONTRACT OR SEPARATE ACCOUNT FEES AND CHARGES. IF THESE WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

  SHAREHOLDER FEES                                       NOT APPLICABLE
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

| ANNUAL FUND OPERATING EXPENSES
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
| Investment Advisory Fees(1)                                0.60%
| Distribution (12b-1) Fees                                  0.00%
| Other Expenses                                             0.90%
*-----------------------------------------------------------------------
| Total Annual Fund Operating Expenses                       1.50%
| (before fee waivers and/or expense reimbursements)
| Fee Waivers and/or Expense Reimbursements                 (0.50)%
*-----------------------------------------------------------------------
| Total Annual Fund Operating Expenses                       1.00%
| (after fee waivers and/or expense reimbursements) (1)
*-----------------------------------------------------------------------
     The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting May 1, 2006 through April 30, 2008. Currently, the total annual fund operating expenses are not exceeding 1.00%.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Fund Shares with waivers in place:
 If waivers had not been in place:

SHAREOWNER GUIDE--

HOW TO INVEST IN THE THE HUNTINGTON FUNDS AND VA PORTFOLIOS

                                          PRICING SHARES
The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the- counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determine in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PURCHASING SHARES
You may purchase Shares of the VA Portfolios only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the VA Portfolios as an investment option for your contract or policy.

NOTES ABOUT PURCHASES
Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Shares of the VA Portfolios. In order to purchase Shares of a Fund on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to the Fund or its designated agent in accordance with the Fund's agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

WHAT SHARES COST
The offering price of a share is its NAV next determined after the order is considered received by the Trust. The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Funds do not impose any sales charges on the purchase of Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.







REDEEMING SHARES
You may redeem Shares of the VA Portfolios only through participating insurance companies.

We redeem Shares of the VA Portfolios on any business day when the NYSE is open. The price at which the Trust will redeem a Share will be its NAV next determined after the order is considered received. The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

NOTES ABOUT REDEMPTIONS
In order to redeem Shares of a VA Portfolio on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

                                          FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect timing and amount of taxable gains realized by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV. Funds that invest in overseas markets have the risk of time zone arbitrage, and therefore, an increased risk of market timing. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "Pricing Shares."

The Funds' Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds do not knowingly accommodate or permit frequent trading. However, Shares of the Funds are purchased by separate accounts of multiple insurance companies, which include multiple investors. Such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers and redeemers of Fund Shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. Therefore, the Funds rely on the insurance companies to implement restrictions aimed at discouraging abusive trading practices. The Funds have received a certification from each insurance company that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. In addition, the Funds' Trustees receive at least quarterly a report of any occurrences of excessive trading and possible market timing. The Funds still monitor overall trading in Shares in an effort to identify disruptive trading activity, although there can be no guarantee that the Funds will be successful in identifying this activity. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. In situations in which the Funds become aware of possible market timing activity, they will notify the insurance company separate accounts or plan sponsor in order to help facilitate the enforcement of such entity's market timing policies and procedures. This policy will be applied uniformly.

You should review your insurance contract prospectus or your plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

                                        PORTFOLIO HOLDINGS INFORMATION
Each quarter, the Funds provide a complete listing of portfolio holdings to Hartford and the top ten holdings to Transamerica, two of the insurance companies that offer the VA Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such portfolio holdings information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter. These fact sheets may include an analysis of the Funds' holdings by sector, credit quality and/or country, as applicable, along with portfolio holdings information. These fact sheets are not disseminated by the insurance companies until after this portfolio holdings information is posted on the Funds' website. This portfolio holdings information is posted on the Funds' website at www.huntingtonvafunds.com approximately 30 days after the quarter-end.

In addition, the Funds' Annual and Semi Annual reports contain complete listings of each Fund's portfolio holdings as of the end of the second and fourth fiscal quarters. These reports are posted on the Funds' website at www.huntingtonvafunds.com approximately 60 days after the second and fourth quarter-end, or you may request copies of these reports from the insurance companies through whom the Funds are offered, or by calling The Huntington Funds at its toll-free number of 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Funds' portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov, or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412. These reports on Form N-Q are also posted on the Funds' website at www.huntingtonvafunds.com.




MORE ABOUT THE HUNTINGTON FUNDS AND THE VA PORTFOLIOS


                                        MANAGEMENT OF THE TRUST
The Trustees are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

                                        INVESTMENT ADVISOR
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the VA Portfolios, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the VA Portfolios.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $[ ] billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2006, The Huntington National Bank had
assets of    $[  ] billion.

Subject to the supervision of the Advisor, the assets of the VA Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. ("Laffer Investments"), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville TN 37203. Laffer Investments has been managing mutual funds since 2004, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments managed more than $[ ] million in assets for ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the VA Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the VA Dividend Capture Fund's portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the VA Dividend Capture Fund, and he monitors the portfolio's daily transactions.

Kirk Mentzer has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar's Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

B. Randolph Bateman has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

James J. Gibboney, Jr. and Martina Cheung are jointly and primarily responsible for the day-to-day management of the VA Growth Fund. Ms. Cheung manages a small percentage of the VA Growth Fund's portfolio using quantitative analysis. Mr. Gibboney manages the remainder of the VA Growth Fund's portfolio using qualitative analysis. Ms. Cheung and Mr. Gibboney collaborate to monitor the VA Growth Fund's cash flows, and consult with each other regarding securities selection to avoid duplication of securities within their respective portions of the portfolio. Ms. Cheung and Mr. Gibboney are otherwise independently responsible for the research, security selection and construction of, and have independent decision-making authority over their respective portions of the VA Growth Fund's portfolio.

Mr. Gibboney, has served as Co-Portfolio Manager of the VA Growth Fund since 2001. He is Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Ms. Cheung has served as Co-Portfolio Manager of the VA Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst. She received her Bachelor's degree in Finance and Manager Information Systems from the The Ohio State University and her M.B.A. from Capital University.

Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the VA Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as Co-Portfolio Manager of the VA Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as Co-Portfolio Manager of the VA Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the VA International Equity Fund since 2004. She is Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor's Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the VA Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the VA Macro 100 Fund's portfolio and monitors the portfolio's risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the VA Macro 100 Fund's management.

Dr. Laffer has served as Co-Portfolio Manager of the VA Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the UK. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer, has served as Co-Portfolio Manager of the VA Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Christopher M. Rowane has served as the Portfolio Manager of the VA Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the VA Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the VA Mortgage Securities Fund's portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the VA Mortgage Securities Fund's portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the VA Mortgage Securities Fund's portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the VA Mortgage Securities Fund's cash flows.

Mr. Doughty has served as the Portfolio Manager of the VA Mortgage Securities Fund since 2004. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of The Huntington National Bank's Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Mr. Seasongood serves as a Co-Portfolio Manager of the VA Mortgage Securities Fund. He is Vice President of the Advisor. Mr. Seasongood joined The Huntington National Bank in 1995 as a Portfolio Manager and is Vice President.

Dr. Bernard Shinkel has served as the Portfolio Manager of the VA New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the VA Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman has served as Portfolio Manager of the VA Situs Small Cap Fund since 2004. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.




FEES PAID TO ADVISOR AND AFFILIATES
The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

ADVISORY SERVICES
The Advisor is entitled to receive the following fees for its services as investment advisor: 0.60% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive a portion of its fee and/or reimburse the VA Mortgage Securities Fund for certain operating expenses in order to limit the total operating expenses of the VA Mortgage Securities Fund to not more than 1.00% of its average daily net assets for the period starting May 1, 2006 through April 30, 2008. Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.40% of the VA Macro 100 Fund's average daily net assets. This fee is paid by the Advisor and not the VA Macro 100 Fund.

A discussion of the Trustees' review of the investment advisory agreements with the Trust is available in the Fund's Annual Report for the period ended December 31, 2006.

ADMINISTRATION SERVICES
The Huntington National Bank provides administration services at the following annual rate:



    MAXIMUM           AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE       NET ASSETS OF THE FUNDS
      FEE
     .135%       on the first 4 billion
     .125%       on the next $3 billion
     .115%       on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, the Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the average daily net assets of the Funds:

        MAXIMUM               AVERAGE AGGREGATE DAILY
 SUB-ADMINISTRATIVE FEE       NET ASSETS OF THE FUNDS
          .05%           on the first $3 billion
          .04%           on the next $2 billion
          .03%           on assets in excess of $5 billion
There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATION AND PORTFOLIO ACCOUNTING SERVICES
The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds' average daily net assets ("ADNA") for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

SUB FINANCIAL ADMINISTRATOR
The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Funds, The Huntington Bank pays BISYS for these services based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

BISYS charges the Funds directly or indirectly for certain operational and expenses tax services.

CUSTODY SERVICES
The Huntington Bank serves as each of the Funds' custodian, except the VA International Equity Fund, and receives a maximum fee of 0.26% of each Fund's ADNA, plus out-of-pocket expenses. State Street Bank and Trust Company ("State Street") serves as custodian for the VA International Equity Fund. The Bank of New York serves as sub-custodian of the VA Situs Small Cap Fund's foreign assets.

PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

The Huntington Bank also receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

TRANSFER AGENCY SERVICES
Unified Fund Services, Inc. ("Unified"), Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

Pursuant to a definitive agreement of purchase signed on December 31, 2006, Unified became a wholly owned subsidiary of HBI. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per variable annuity portfolio). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.



DISTRIBUTION OF THE FUNDS
Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor or its affiliates (including Federated Services Company) out of its reasonable resources and profits or from any source available to it, including amounts made available by the Advisor and its affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.25% of the average daily net assets of Shares for which a financial institution provides shareholder and/or recordkeeping services. In addition, the Distributor, Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Funds to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. You can ask your financial intermediary for information about any payments it receives from the Distributor, Advisor and their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

MIXED FUNDING AND SHARED FUNDING
As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

DIVIDENDS AND DISTRIBUTIONS
Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective VA Portfolio unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

TAX CONSEQUENCES
There are many important tax consequences associated with investment in a VA Portfolio. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Fund will distribute any net investment income and net realized capital gains at least annually.

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements.

Each of the VA Portfolios intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

Under recently enacted Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Fund shares.



FINANCIAL INFORMATION - TO BE FILED BY AMENDMENT
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow do not reflect any charges or expenses that would be imposed under a variable annuity or life insurance product contracts. Were the effect of such charges to be included, your costs would be higher and share performance would be lower.

The financial highlights tables are intended to help you understand a Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which, for the years ended December 31, 2006, 2005 and 2004, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available at the Fund's website, www.huntingtonvafunds.com. The information for years or periods ended prior to 2004 has been audited by KPMG LLP, independent registered public accounting firm.

FINANCIAL HIGHLIGHTS - TO BE FILED BY AMENDMENT





ADDITIONAL INVESTMENT STRATEGIES
FUNDAMENTAL INVESTMENT POLICIES
The following are fundamental policies of the indicated Fund:

VA GROWTH FUND
*at least 65% of total assets invested in equity securities.

ADDITIONAL INVESTMENT INFORMATION
VA Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are subject primarily to market, credit and prepayment risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

               Fund Name           Fund Code
---------------------------------------------
|VA Dividend Capture Fund    |      1       |
---------------------------------------------
|VA Growth Fund              |      2       |
---------------------------------------------
|VA Income Equity Fund       |      3       |
---------------------------------------------
|VA International Equity Fund|      4       |
---------------------------------------------
|VA Macro 100 Fund           |      5       |
---------------------------------------------
|VA Mid Corp America Fund    |      6       |
---------------------------------------------
|VA New Economy Fund         |      7       |
---------------------------------------------
|VA Rotating Markets Fund    |      8       |
---------------------------------------------
|VA Situs Small Cap Fund     |      9       |
---------------------------------------------
|VA Mortgage Securities Fund |      10      |
---------------------------------------------

American Depository Receipts ("ADRs"): ADRs are foreign                  1-9                                  Market
shares of a company held by a U.S. bank that issues a                                                       Political
receipt evidencing ownership. ADRs pay dividends in U.S.                                                Foreign Investment
dollars. Generally, ADRs are designed for trading in the                                                  Currency Risk
U.S. securities market.                                                                                 Foreign Custodial
                                                                                                           Services and
                                                                                                        Related Investment
                                                                                                               Costs

Asset-Backed Securities: Securities backed by company                  7, 9, 10                             Prepayment
receivables, home equity loans, truck and auto loans,                                                         Market
leases, credit card receivables and other securities                                                          Credit
backed by other types of receivables or assets.                                                             Regulatory
                                                                                                          Extension Risk

Bankers' Acceptances: Bills of exchange or time drafts                   1-10                                 Credit
drawn on and accepted by a commercial bank. They                                                            Liquidity
generally have maturities of six months or less.                                                              Market

Bonds: Bonds or fixed income securities pay interest,                    1-10                                 Market
dividends or distributions at a specified rate. The rate                                                      Credit
may be a fixed percentage of the principal or adjusted                                                      Liquidity
periodically. In addition, the issuer of a bond or a                                                        Prepayment
fixed income security must repay the principal amount of                                                    Extension
the security, normally within a specified time. Bonds or
fixed income securities provide more regular income than
equity securities. However, the returns on bonds or
fixed income securities are limited and normally do not
increase with the issuer's earnings. This limits the
potentialappreciation of bonds or fixed income
securities as a compared to equity securities.

Call and Put Options: A call option gives the buyer the                  1-10                               Management
right to buy, and obligates the seller of the option to                                                     Liquidity
sell, a security at a specified price. A put option                                                           Credit
gives the buyer the right to sell, and obligates the                                                          Market
seller of the option to buy, a security at a specified                                                       Leverage
price. The Funds will sell only covered call and secured
put options. Those Funds that are authorized to write or
purchase put and call options must cover such options
and may buy bonds' existing option contraction known as
"closing transactions".

Certificates of Deposit: Negotiable instruments with a                   1-10                                 Market
stated maturity.                                                                                              Credit
                                                                                                            Liquidity

Commercial Paper: Secured and unsecured short-term                       1-10                                 Credit
promissory notes                                                                                            Liquidity
issued by corporations and other entities. Their                                                              Market
maturities generally vary
from a few days to nine months.

Common Stock: Shares of ownership of a company.                         1- 10                                 Market

Convertible Securities: Bonds or preferred stock that                    1-10                                 Credit
convert to common stock.                                                                                      Market

Demand Notes: Securities that are subject to puts and                    1-10                                 Market
standby commitments to purchase the securities at a                                                         Liquidity
fixed price (usually with accrued interest) within a                                                        Management
fixed period of time following demand by a Fund.

Derivatives: Instruments whose value is derived from an                  1-10                               Management
underlying contract, index or security, or any                                                                Market
combination thereof, including futures, options (e.g.,                                                        Credit
put and calls), options on futures, swap agreements, and                                                    Liquidity
some mortgage- backed securities.                                                                            Leverage

European Depositary Receipts ("EDRs"): EDRs, which are              4, 5, 7, 8, 9                             Market
sometimes referred to as Continental Depositary                                                             Political
Receipts, are securities, typically issued by a non-U.S.                                                Foreign Investment
financial institution, that evidence ownership interests                                                     Currency
in a security or a pool of securities issued by either a                                                Foreign Custodial
U.S. or foreign issuer. Generally, EDRs are designed for                                                   Services and
trading in European securities markets.                                                                 Related Investment
                                                                                                              Costs

Foreign Securities: Stocks issued by foreign companies                   1-9                                  Market
including ADRs, European Depositary Receipts and Global                                                     Political
Depository Receipts, as well as commercial paper of                                                     Foreign Investment
foreign issuers and obligations of foreign governments,                                                     Liquidity
companies, banks, overseas branches of U.S. banks or
supranational entities.

Forward Foreign Currency Contracts: An obligation to                     1-9                                Management
purchase or sell a specific amount of a currency at a                                                       Liquidity
fixed future date and price set by the parties involved                                                       Credit
at the time the contract is negotiated.                                                                       Market
                                                                                                            Political
                                                                                                             Leverage
                                                                                                        Foreign Investment
                                                                                                             Currency
                                                                                                             Foreign
                                                                                                        Custodial Services
                                                                                                           and Related
                                                                                                         Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby               4, 8, 9                              Management
one currency is exchanged for another. The Fund may also                                                    Liquidity
enter into derivative contracts in which a foreign                                                            Credit
currency is an underlying contract.                                                                           Market
                                                                                                            Political
                                                                                                             Leverage

Futures and Related Options: A contract providing for                    1-10                               Management
the future sale and purchase of a specific amount of a                                                        Market
specific security, class of securities, or index at a                                                         Credit
specified time in the future and at a specified price.                                                      Liquidity
The aggregate value of options on securities (long puts                                                      Leverage
and calls) will not exceed 10% of a Fund's net assets at
the time it purchases the options. Each Fund will limit
obligations under futures, options on futures, and
options on securities to no more than 25% of the Fund's
assets. Futures contracts are considered to be commodity
contracts. The Funds have claimed an exclusion from the
definition of the term "commodity pool operator" under
the Commodity Exchange Act and, therefore, are not
subject to registration or regulation as a commodity
pool operator under the Act.

Global Depositary Receipts ("GDRs"): GDRs are                       4, 5, 7, 8, 9                             Market
securities, typically Issued globally by a non-U.S.                                                         Political
financial institution, that evidence Ownership interests                                                Foreign Investment
in a security or a pool of securities issued by either a                                                     Currency
U.S. or foreign issuer. Generally, GDRs are designed for                                                Foreign Custodial
trading in non-U.S. securities markets.                                                                    Services and
                                                                                                        Related Investment
                                                                                                              Costs

Illiquid Securities: Securities that ordinarily cannot                   1-10                               Liquidity
be sold within seven business days at the value the Fund                                                      Market
has estimated for them.  The Funds may invest up to 15%
of their assets in illiquid securities.

Index-Based Securities: Index-based securities such as:                  1-10                                 Market
iShares Russell 2000 Index Fund, Standard & Poor's
Depository Receipts and NASDAQ-100 Index Tracking Stock
"NASDAQ 100"), include exchange traded funds and
represent ownership in an investment portfolio of
commonstocks designed to track the price performance and
dividend yield of anindex, such as the Russell 2000
Index or the NASDAQ-100. Index-based securities entitle
a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue
to the index stocks in the underlying portfolio, less
expenses.

Investment Company Securities:Shares of registered                                        1-                                  Market
investment companies. These may include Huntington Money                                  10
Market Fund and other registered investment companies
for which the Advisor or any of its affiliates serves as
investment advisor, administrator or distributor.
Investment company securities may also include index-
based securities. Shares of most index-based securities
are listed and traded on stock exchanges at market
prices, although some Shares may be redeemable at NAV
for cash or securities. Index-based securities may be
purchased in order to achieve exposure to a specific
region, country or market sector, or for other reasons
consistent with its investment strategy. As with
traditional mutual funds, index-based securities charge
asset-based fees, although these fees tend to be
relatively low. Index-based securities generally do not
charge initial sales charges or redemption fees but
investors pay customary brokerage commissions and fees
to buy and sell index-based security shares. Except for
the Rotating Markets Fund, each of the Funds generally
may invest up to 5% of its assets in the Shares of any
one registered investment company, but may not own more
than 3% of the securities of any one registered
investment company and may not invest more than 10% of
its assets in the Shares of other registered investment
companies ("3, 5, 10% limits"). However, each of the
Funds may invest up to 25% of its assets in the
Interfund Shares of the Huntington Money Market Fund,
pursuant to an SEC exemptive order. In addition,
pursuant to new exemptive rules, the Funds may exceed
the general 3, 5, 10% limits subject to certain
conditions of the rules. The Rotating Markets Fund may
invest all or a portion of its assets in the Shares of
any one investment company or investment companies, but
may not own more than 3% of the securities of any one
investment company. If the VA Rotating Markets Fund owns
more than 1% of the Shares of an investment company,
that portion that exceeds 1% may be considered illiquid
and would be subject to the limitation on investing in
illiquid securities. As a shareholder of another
investment company, the Fund will indirectly bear
investment management fees and other fees and expenses
of that other investment company, which are in addition
to the management and other fees the Fund pays its own
Advisor.
Investment-grade Securities: Securities rated BBB or                     1-10                                 Market
higher by Standard &                                                                                          Credit
Poor's; Baa or better by Moody's; similarly rated by
other nationally recognized
rating organizations; or, if not rated, determined to be
of comparably high
quality by the Advisor.

Interests in Other Business Organizations: Entities such             1, 2, 4-7, 9                             Market
as limited partnerships, limited liability companies,                                                   Foreign Investment
business trusts and companies organized outside the                                                          Currency
United States may issue securities comparable to common                                                 Foreign Custodial
or preferred stock.                                                                                    Services and Related
                                                                                                         Investment Costs

Money Market Instruments: Investment-grade, U.S. dollar-                 1-10                                 Market
denominated debt securities with remaining maturities of                                                      Credit
one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances, and other
financial institution obligations. These securities may
carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate                  1-10                               Prepayment
loans and pools of loans. These include CMOs and real                                                         Market
estate mortgage investment conduits ("REMICs").                                                               Credit
                                                                                                            Regulatory
                                                                                                            Extension

Mortgage Dollar Rolls: A transaction in which a Fund                      10                                Prepayment
sells security for delivery in a current month and                                                            Market
simultaneously contracts with the same party to                                                             Regulatory
repurchase similar but not identical securities on a                                                        Extension
specified future date.

Municipal Securities: Securities issued by a state or                   3, 10                                 Market
political subdivision to obtain funds for various public                                                      Credit
purposes. Municipal securities include private activity                                                     Political
bonds and industrial development bonds, as well as                                                             Tax
general obligation bonds, tax anticipation notes, bond                                                      Regulatory
anticipation notes, revenue anticipation notes, project
notes, other short-term tax-exempt obligations,
municipal leases, and obligations of municipal housing
authorities (single family revenue bonds). There are two
general types of municipal bonds: General-Obligation
Bonds, which are secured by the taxing power of the
issuer and Revenue Bonds, which take many shapes and
forms but are generally backed by revenue from a
specific project or tax. These include, but are not
limited to, certificates of participation ("COPs");
utility and sales tax revenues; tax increment or tax
allocations; housing and special tax, including
assessment district and community facilities district
("Mello-Roos") issues which are secured by taxes on
specific real estate parcels; hospital revenue; and
industrial development bonds that are secured by the
financial resources of a private company.
Obligations of Supranational Agencies: Securities issued               4, 8, 9                                Credit
by supranational agencies that are chartered to promote                                                 Foreign Investment
economic development and are supported by various                                                       Foreign Custodial
governments and government agencies.                                                                       and Related
                                                                                                         Investment Costs

Options on Currencies: A Fund may buy put options and                    1-9                                Management
sell covered call options on foreign currencies (traded                                                     Liquidity
on U.S. and foreign exchanges or over-the- counter                                                            Credit
markets). A covered call option means the Fund will own                                                       Market
an equal amount of the underlying foreign currency.                                                         Political
Currency options help a Fund manage its exposure to                                                          Leverage
changes in the value of the U.S. dollar relative to                                                     Foreign Investment
other currencies. If a Fund sells a put option on a                                                          Currency
foreign currency, it will establish a segregated account                                                Foreign Custodial
with its Custodian consisting of cash, U.S. government                                                     Services and
securities or other liquid high-grade bonds in an amount                                                Related Investment
equal to the amount the Fund would be required to pay if                                                      Costs
the put is exercised.

Preferred Stocks: Equity securities that generally pay                   1-10                                 Market
dividends at a specified rate and take precedence over
common stock in the payment of dividends or in the event
of liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment ("REITs"): Pooled investment                      1-10                               Liquidity
vehicles which invest primarily in income producing real                                                    Management
estate or real estate loans or interest.                                                                      Market
                                                                                                            Regulatory
                                                                                                               Tax
                                                                                                            Prepayment
                                                                                                            Extension
                                                                                                         Real Estate/REIT

Repurchase Agreements: The purchase of a security and                    1-10                                 Market
the simultaneous commitment to return the security to
the seller at an agreed upon price on an agreed upon
date. This is treated as a loan.

Reverse Repurchase Agreements: The sale of a security                    1-10                                 Market
and the                                                                                                      Leverage
simultaneous commitment to buy the security back at an
agreed upon
price on an agreed upon date. This is treated as a
borrowing by a Fund.

Restricted Securities: Securities not registered under                   1-10                               Liquidity
the Securities Act of 1933, such as privately placed                                                          Market
commercial paper and Rule 144A securities. Restricted
securities may be either liquid or illiquid securities.

Securities Lending: All Funds may each lend up to 33                     1-10                                 Market
1/3% of their total assets. Such loans must be fully                                                        Liquidity
collateralized by cash, U.S. government obligations or                                                       Leverage
other high-quality debt obligations and marked to market
daily.

Tax-Exempt Commercial Paper: Commercial paper issued by                 3, 10                                 Credit
governments and political sub-divisions.                                                                    Liquidity
                                                                                                              Market
                                                                                                               Tax

Time Deposits: Non-negotiable receipts issued by a bank                  1-10                               Liquidity
in exchange for a deposit of money.                                                                           Credit
                                                                                                              Market

Treasury Receipts: Treasury receipts, Treasury                           1-9                                  Market
investment growth receipts, and certificates of accrual
of Treasury securities.

Unit Investment Trusts: A type of investment company,                    1-10                                 Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of income-
producing securities, such as corporate, municipal, or
government bonds, mortgage-backed securities, or
preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of
the portfolio in proportion to the amount of capital
they invest. The portfolio of securities remains fixed
until all the securities mature and unit holders have
recovered their principal. Certain exchange traded funds
are organized as unit investment trusts.

U.S. Government Agency Securities: Securities issued by                  1-10                                 Market
agencies and instrumentalities of the U.S. government.                                                        Credit
Agency securities are issued or guaranteed by a federal
agency or other government sponsored entity ("GSE")
acting under federal authority. Some GSE securities are
supported by the full faith and credit of the United
States government and some GSE securities are not. GSE
securities backed by the full faith and credit of the
United States government include the Government National
Mortgage Association, Small Business Administration,
Farm Credit System Financial Assistance Corporation,
Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing
and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds. GSE
securities not backed by the full faith and credit of
the United States government but that receive support
through federal subsidies, loans or other benefits
include the Federal Home Loan Bank System, Federal Home
Loan Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such
obligations. Other GSE securities are not backed by the
full faith and credit of the United States government
and have no explicit financial support, including the
Farm Credit System, Financing Corporation, and
Resolution Funding Corporation. Investors regard agency
securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed
securities guaranteed by a GSE as if issued or
guaranteed by a federal agency. Although such a
guarantee protects against credit risks, it does not
reduce market and prepayment risks.
U.S. Treasury Obligations: Bills, notes, bonds,                          1-10                                 Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with                 1-10                                 Credit
interest rates that are reset daily, weekly, quarterly                                                      Liquidity
or on some other schedule. Such instruments may be                                                            Market
payable to a Fund on demand.

Warrants: Securities that give the holder the right to                   1-10                                 Market
buy a proportionate amount of common stock at a                                                               Credit
specified price. Warrants are typically issued with
preferred stock and bonds.

When-Issued Securities and Forward Commitments: A                        1-10                                 Market
purchase of, or contract to purchase, securities at a                                                        Leverage
fixed price for delivery at a future date.                                                                  Liquidity
                                                                                                              Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar                   1-10                                 Market
denominated bonds issued by foreign corporations or                                                           Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the
World Bank and European Investment Bank. Canadian bonds
are those issued by Canadian provinces.

Zero-Coupon Securities: Zero-coupon securities are debt                  1-10                                 Credit
obligations which are generally issued at a discount and                                                      Market
payable in full at maturity, and which do not provide                                                      Zero Coupon
for current payments of interest prior to maturity.                                                         Liquidity
                                                                                                            Prepayment
                                                                                                            Extension

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large- cap growth stocks) may underperform other asset classes or the overall market.

Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small-cap and mid-cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in- kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.






More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a discussion by each Fund's portfolio manager of recent market conditions, economic trends and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional Information ("SAI")
The SAI provides more detailed information about the Funds and their policies as well as the Funds' policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds' website at www.huntingtonvafunds.com

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington VA Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call
(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on to the Internet
You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. The SEC's website contains text-only versions of The Huntington Funds' documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.
 Cusip 446771305  Cusip 446771875  Cusip 446771701
 Cusip 446771206  Cusip 446771503  Cusip 446771883
 Cusip 446771107  Cusip 446771602  Cusip 446771867
 Cusip 446771800

The Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600
 (05/07)

                              THE HUNTINGTON FUNDS

                                  EQUITY FUNDS
                      Huntington VA Dividend Capture Fund
                           Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                    Huntington VA International Equity Fund
                          Huntington VA Macro 100 Fund
                      Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                      Huntington VA Rotating Markets Fund
                       Huntington VA Situs Small Cap Fund

                                  INCOME FUND
                     Huntington VA Mortgage Securities Fund


                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") contains information which may be of interest to investors in The Huntington Funds but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for The Huntington Funds dated May 1, 2007. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds' Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by calling The Huntington Funds at 800-253-0412. These documents are also available on the Funds' website at www.huntingtonvafunds.com. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

                                  May 1, 2007

                               TABLE OF CONTENTS

DEFINITIONS                                                                              1
HOW ARE THE FUNDS ORGANIZED?                                                             2
SECURITIES IN WHICH THE FUNDS INVEST                                                     3
INVESTMENT PRACTICES                                                                     7
      ADJUSTABLE RATE NOTES                                                              7
      AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"),      7
      CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")
      ASSET-BACKED SECURITIES (NON-MORTGAGE)                                             7
      COMMON STOCK                                                                       8
      CONVERTIBLE SECURITIES                                                             8
      CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)                             8
      CREDIT-ENHANCED SECURITIES                                                         8
      DEFENSIVE INVESTMENTS                                                              8
      EQUITY SECURITIES                                                                  9
      FIXED INCOME SECURITIES                                                            9
      FOREIGN CURRENCY OPTIONS                                                           9
      FOREIGN CURRENCY TRANSACTIONS                                                      9
      FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS                   10
      FOREIGN SECURITIES                                                                11
      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS                                12
      INDEX-BASED SECURITIES                                                            14
      INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS                    15
      INTERESTS IN OTHER BUSINESS ORGANIZATIONS                                         16
      MONEY MARKET INSTRUMENTS                                                          16
      BANK OBLIGATIONS                                                                  16
      VARIABLE RATE DEMAND NOTES                                                        17
      MORTGAGE DOLLAR ROLL TRANSACTIONS                                                 17
      MORTGAGE-RELATED SECURITIES                                                       17
      MORTGAGE PASS-THROUGH SECURITIES                                                  18
      ADJUSTABLE RATE MORTGAGE SECURITIES                                               18
      DERIVATIVE MORTGAGE SECURITIES                                                    19
      OPTIONS                                                                           20
      PREFERRED STOCK                                                                   22
      REAL ESTATE INVESTMENT TRUSTS                                                     22
      REPURCHASE AGREEMENTS                                                             23
      RESTRICTED AND ILLIQUID SECURITIES                                                23
      REVERSE REPURCHASE AGREEMENTS                                                     23
      SECURITIES LENDING                                                                24
      SECURITIES OF OTHER INVESTMENT COMPANIES                                          24
      SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES                                     24
      U.S. GOVERNMENT SECURITIES                                                        25
      WARRANTS                                                                          25
      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS                                     25
      ZERO-COUPON SECURITIES                                                            26
INVESTMENT RISKS                                                                        26
      CALL RISK                                                                         26
      CREDIT (OR DEFAULT) RISK                                                          26
      CURRENCY RISK                                                                     27
      DERIVATIVE CONTRACTS RISK                                                         27
      EQUITY RISK                                                                       27
      EXTENSION RISK                                                                    28
      FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS                           28
      FOREIGN INVESTMENT RISK                                                           28
      INDEX-BASED SECURITIES RISK                                                       28
      INTEREST RATE RISK                                                                28
      INVESTMENT STYLE RISK                                                             29
      LEVERAGE RISK                                                                     29
      LIQUIDITY RISK                                                                    29
      MARKET RISK                                                                       29
      PREPAYMENT RISK                                                                   29
      SECURITY-SPECIFIC RISK                                                            30
INVESTMENT RESTRICTIONS                                                                 33
PORTFOLIO TURNOVER                                                                      34
VALUATION                                                                               34
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS                                          35
FEES PAID BY THE FUNDS FOR SERVICES                                                     56
PRINCIPAL HOLDERS OF SECURITIES                                                         58
SHAREHOLDER RIGHTS                                                                      59
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS                          60
TAXES                                                                                   60
DIVIDENDS AND DISTRIBUTIONS                                                             63
PERFORMANCE INFORMATION                                                                 63
FINANCIAL STATEMENTS                                                                    64
INVESTMENT RATINGS                                                                      64
ADDRESSES                                                                               68
APPENDIX                                                                                69

                                  Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisers Act"        --  Investment Advisers Act of 1940.

 "Advisor"          --  Huntington Asset Advisors, Inc.,  the Trust's investment advisor.

"Code"                --  Internal Revenue Code of 1986, as amended.

"Distributor"       -- Edgewood Services, Inc., the Trust's distributor.

"Federated"         -- Federated    Services    Company,   the   Trust's    sub-
                       administrator.

"Funds"             -- Each  of the separate investment  portfolios  covered  by this SAI.

"Huntington Bank"   -- The Huntington  National  Bank,  the  administrator, fund accountant and custodian of the Funds.

"Independent Trustees"--Trustees who are not "interested persons"  of the Trust, as defined in the 1940 Act.

"Interested Trustees"--Trustees  who are "interested persons" of the  Trust,  as defined in the 1940 Act.

"1940 Act"          -- Investment Company Act of 1940.

"NRSRO"             -- Nationally  Recognized  Statistical  Ratings Organization
                       such as Moody's Investors Service (Moody's) or Standard & Poor's (S&P).

"Sub-Advisor"       -- Laffer  Investments, Inc., the Huntington  VA  Macro  100
                       Fund's sub-advisor.

"Prospectus"        -- The Prospectus of the Funds.

"Trust"             -- The Huntington Funds.

                          HOW ARE THE FUNDS ORGANIZED?


The Trust was originally two separate Massachusetts business trusts, The Huntington Funds, established on February 10, 1987 and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act, as an open-end management investment company. The Trust operates 30 separate series or mutual funds, each with its own investment objective and strategy. The 10 Funds covered by this SAI were established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified.

Effective May 1, 2003, the Huntington VA Rotating Index Fund changed its name to the Huntington VA Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

Much of the information contained in this SAI expands upon subjects discussed in the Funds' Prospectus. No investment in units of beneficial interest ("Shares") of a Fund should be made without first reading the Funds' Prospectus.

                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



                                       VA DIVIDEND CAPTURE  VA GROWTH  VA INCOME EQUITY                       VA MID CORP AMERICA
                                               FUND            FUND          FUND        VA ROTATING MARKETS          FUND
                                                                                                 FUND
EQUITY SECURITIES
 Common Stocks                                  P               P              P                  P                    P
 Preferred Stocks                               P               P              P                  A                    A
 Real Estate Investment Trusts                  P               A              A                  A                    A
 Warrants                                       A               A              A                  A                    A
 Interests in Other Business                    A               A              N                  N                    A
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                              A               A              A                  A                    A
 U.S. Treasury Obligations                      A               A              A                  A                    A
 U.S. Government
 Agency Securities                              A               A              A                  A                    A
 Bonds                                          A               A              A                  A                    A
 Certificates of Deposit                        A               A              A                  A                    A
 Corporate Debt Securities                      A               A              A                  A                    A
 Commercial Paper                               A               A              A                  A                    A
 Demand Notes                                   A               A              A                  A                    A
 Mortgage Backed Securities                     A               A              A                  A                    A
 Asset Backed Securities                        N               N              N                  N                    N
 Zero Coupon Securities                         A               A              A                  A                    A
 Bankers' Acceptances                           A               A              A                  A                    A
 Investment Grade Securities                    A               A              A                  A                    A
   Convertible Securities                       A               A              A                  A                    A
TAX EXEMPT SECURITIES
 General Obligation Bonds                       N               N              A                  N                    N
 Special Revenue Bonds                          N               N              A                  N                    N
 Tax Exempt Commercial Paper                    N               N              A                  N                    N
 Tax Increment Financing   Bonds                N               N              A                  N                    N
 Municipal Notes                                N               N              A                  N                    N
 Variable Rate Instruments                      A               A              A                  A                    A
 Municipal Leases                               N               N              A                  N                    N
FOREIGN SECURITIES
 American Depository Receipts                   A               A              A                  A                    A
 European Depository Receipts                   N               N              N                  A                    N
 Global Depository Receipts                     N               N              N                  A                    N
 Foreign Forward
 Currency Contracts                             A               A              A                  A                    A
 Foreign Exchange Contracts                     N               N              N                  A                    N
 Obligations of Supranational
 Agencies                                       N               N              N                  A                    N

                                      VA NEW ECONOMY VA INTERNATIONAL EQUITY VA MACRO 100 VA SITUS SMALL CAP VA MORTGAGE SECURITIES
                                           FUND               FUND               FUND            FUND                 FUND
EQUITY SECURITIES
 Common Stocks                         P              P                       P               P               A
 Preferred Stocks                      A              P                       A               A                 A
 Real Estate Investment Trusts         A              A                       A               P               A
 Warrants                              A              A                       A            A                  A
 Interests in Other Business           A              A                       A            A                  N
 Organizations
FIXED INCOME SECURITIES
 Treasury Receipts                     A              A                       A            A                  N
 U.S. Treasury Obligations             A              A                       A            A                  A
 U.S. Government                          A              A                       A            A                  A
 Agency Securities
 Bonds                                 A              A                       A            A                  A
 Certificates of Deposit               A              A                       A            A                  A
 Corporate Debt Securities             A              A                       A            A                  A
 Commercial Paper                      A              A                       A            A                  A
 Demand Notes                          A              A                       A            A                  A
 Taxable Municipal Securities          N              N                       N            N                  A
 Mortgage Backed Securities            A              A                       A            A                  P
 Mortgage Dollar Rolls                 N              N                       N            N                  A
 Asset Backed Securities               A              N                       N            A                  A
 Zero Coupon Securities                A              A                       A            A                  A
 Bankers' Acceptances                  A              A                       A            A                  A
 Credit Enhancement                    N              N                       N            N                  A
 Investment Grade Securities           A              A                       A            A                  A
   Convertible Securities                 A             A                        A            A                  A
TAX EXEMPT SECURITIES
 General Obligation Bonds              N              N                       N            N                  A
 Special Revenue Bonds                 N              N                       N            N                  A
 Tax Exempt Commercial Paper           N              N                       N            N                  A
 Tax Increment Financing Bonds         N              N                       N            N                  A
 Municipal Notes                       N              N                       N            N                  A
 Variable Rate Instruments             A              A                       A            A                  A
 Municipal Leases                      N              N                       N            N                  A
FOREIGN SECURITIES
 American Depository Receipts          A              A                       A            A                  N
 European Depository Receipts          A              A                       A            A                  N
 Global Depository Receipts            A              A                       A            A                  N
 Foreign Forward                                         A                      A             A                  N
 Currency Contracts                    A
 Foreign Exchange Contracts            N              A                       N            A                  N
 Obligations of Supranational             N              A                       N            A                  N
 Agencies

                              VA DIVIDEND CAPTURE    VA GROWTH    VA INCOME EQUITY    VA ROTATING MARKETS    VA MID CORP AMERICA
                                      FUND              FUND            FUND                  FUND                   FUND
DERIVATIVE CONTRACTS
 Call and Put Options                  A                 A                A                    A                      A
 Futures Contracts                     A                 A                A                    A                      A
 Options                               A                 A                A                    A                      A
 Options on Currencies                 A                 A                A                    A                      A
SPECIAL TRANSACTIONS
 Repurchase Agreements                 A                 A                A                    A                      A
 Reverse Repurchase                    A                 A                A                    A                      A
 Agreements
 Delayed Delivery                      A                 A                A                    A                      A
 Transactions
 Securities Lending                    A                 A                A                    A                      A
 Illiquid Securities                   A                 A                A                    A                      A
 Restricted Securities                 A                 A                A                    A                      A
 Time Deposits                         A                 A                A                    A                      A
 When-Issued Securities                A                 A                A                    A                      A
 Yankee Bonds                          A                 A                A                    A                      A
 Index-Based Securities                A                 A                A                    P                      A
Investment Company                     A                 A                A                    A                      A
Securities



                             VA NEW ECONOMY   VA INTERNATIONAL EQUITY   VA MACRO 100   VA SITUS SMALL CAP   VA MORTGAGE SECURITIES
                                  FUND                 FUND                 FUND              FUND                   FUND
DERIVATIVE CONTRACTS
 Call and Put Options        A                A                         A              A                    A
 Futures Contracts           A                A                         A              A                    A
 Options                     A                A                         A              A                    A
 Options on Currencies       A                A                         A              A                    N
SPECIAL TRANSACTIONS
 Repurchase Agreements       A                A                         A              A                    A
 Reverse Repurchase          A                A                         A              A                    A
 Agreements
 Delayed Delivery            A                A                         A              A                    A
 Transactions
 Securities Lending          A                A                         A              A                    A
 Illiquid Securities         A                A                         A              A                    A
 Restricted Securities       A                A                         A              A                    A
 Time Deposits               A                A                         A              A                    A
 When-Issued Securities      A                A                         A              A                    A
 Yankee Bonds                A                A                         A              A                    N
 Index-Based Securities      A                A                         A              A                    A
Investment Company              A                A                         A              A                    A
Securities

                              INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding tables, including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

 The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

DEFENSIVE INVESTMENTS

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.

EQUITY SECURITIES

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

FIXED INCOME SECURITIES

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, index-based securities may be organized as open-end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange-Traded Funds or ETFs").

A UIT will generally issue index-based securities in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based securities are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based securities is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for index-based securities is based on a basket of stocks. Disruptions in the markets for the securities underlying index-based securities purchased or sold by the Portfolio could result in losses on index-based securities. Trading in index-based securities involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index ("S&P 100") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

The VA Growth Fund, VA Dividend Capture Fund, VA International Equity Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Situs Small Cap Fund and VA Macro 100 Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

MONEY MARKET INSTRUMENTS

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

      Commercial Paper and Variable Amount Master Demand Notes

      Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.


      BANK OBLIGATIONS

      Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or
      (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

      VARIABLE RATE DEMAND NOTES

      Variable rate demand notes ("VRDNs") are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

      VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

      Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value ("NAV") if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are
guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

      ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

      The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

      An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR ("London Inter-Bank Offered Rate") or COFI ("Cost of Funds Index"). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The VA Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

      Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.
By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing
Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Except under exemptive rules or relief from the Securities and Exchange Commission ("SEC"), a Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules as described under "Taxes" section below.

Under normal market conditions, the VA Rotating Markets Fund intends to invest its assets in other investment companies that hold common stocks or index-based securities in order to achieve their investment focus. The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund's investment strategy. As with traditional mutual funds, index-based securities charge asset-backed fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

SECURITIES LENDING

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower.

The Funds may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. Government obligations. It is each Fund's policy to maintain collateral in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P Small Cap 600 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of a Fund's investments are significant.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

WARRANTS

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, except the VA International Equity Fund and VA Macro 100 Fund, which have no such restriction on total assets. However, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

ZERO-COUPON SECURITIES

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.





                                INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the Prospectus. Additional risk factors are outlined below.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread generally will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


DERIVATIVE CONTRACTS RISK

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of a Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

EQUITY RISK

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

EXTENSION RISK

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.


INDEX-BASED SECURITIES RISK

An investment in index-based securities generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of index-based securities can fluctuate up or down, and the Funds could lose money investing in index-based securities if the prices of the securities owned by the index-based security go down. In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an index-based security's shares may trade above or below their net asset value; (ii) an active trading market for an index-based security's shares may not develop or be maintained; or (iii) trading of an index-based security's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECURITY-SPECIFIC RISK

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.




                            INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

The Funds:

      (1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (3) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (4) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (5) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (6) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (7) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (8)  May  not  change   its  diversification  status  without  shareholder
           approval as required by the 1940 Act.

The fundamental limitations have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

VA INCOME EQUITY FUND

{circle}under normal circumstances, the VA Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA MACRO 100 FUND

{circle}under  normal  circumstances, the VA Macro 100 Fund will invest at least
   80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA MID CORP AMERICA FUND

{circle}under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

VA ROTATING MARKETS FUND

{circle}under normal circumstances, the VA Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment selected by the Advisor.

VA SITUS SMALL CAP FUND*

{circle}under normal circumstances, the VA Situs Small Cap Fund will  invest  at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

VA MORTGAGE SECURITIES FUND

{circle}under normal circumstances, the VA Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

*The VA Income Equity Fund, VA International Equity Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund and VA Situs Small Cap Fund will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the VA Rotating Markets Fund will propose the same shareholder notice on a voluntary basis.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITATIONS OF THE FUNDS:

      (1) The Funds will not invest more than 15% of net assets in illiquid securities.

      (2) The following non-fundamental policies of the Funds provide that in applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry), and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VA DIVIDEND CAPTURE FUND, VA INTERNATIONAL EQUITY FUND, VA MACRO 100 FUND, VA MID CORP AMERICA FUND, VA NEW ECONOMY FUND, VA ROTATING MARKETS FUND, VA SITUS SMALL CAP FUND AND VA MORTGAGE SECURITIES FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS WILL NOT:

      (1)  Invest in companies for the purpose of exercising control.

      (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (4) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

      (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

      (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

STATE INSURANCE REGULATIONS
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting Information. As used in this SAI, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.



                PORTFOLIO TURNOVER - TO BE UPDATED BY AMENDMENT

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2006and 2005, the portfolio turnover rates for each of the following Funds were as follows:


-----------------------------------------
|FUND                        |2006|2005 |
-----------------------------------------
|                            |    |     |
-----------------------------------------
|VA Dividend Capture Fund(1) |    |111% |
-----------------------------------------
|VA Growth Fund              |    | 15% |
-----------------------------------------
|VA Income Equity Fund       |    | 53% |
-----------------------------------------
|VA International Equity Fund|    |   7%|
-----------------------------------------
|VA Macro 100 Fund(2)        |    |  82%|
-----------------------------------------
|VA Mid Corp America Fund.   |    |   7%|
-----------------------------------------
|VA New Economy Fund.        |    |  49%|
-----------------------------------------
|VA Rotating Markets Fund    |    | 44% |
-----------------------------------------
|VA Situs Small Cap Fund     |    | 10% |
-----------------------------------------
|VA Mortgage Securities Fund |    | 19% |
-----------------------------------------
  (1) The increase in the Fund's portfolio turnover rate in 2005 was due to the Fund's investment policies which by nature are conducive to higher portfolio turnover when appropriate under market conditions.
   (2) The increase in the Fund's portfolio turnover rate in 2005 was due to the fact that the Fund had only a partial operating year in 2004. The Fund experienced more typical portfolio changes over the course of 2005.





                                   VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday except
(i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. Additionally, should the Trust's sub-financial administrator determine that the intermediary's fair value determination does not accurately reflect a security's fair value, then the Trust's sub-financial administrator may request that the Trust's Pricing Committee make its own fair value determination. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.





  WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS - TO BE UPDATED BY AMENDMENT

The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person's: name, address, age (as of the date of the Funds' most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for its most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 5800 Corporate Drive, Pittsburgh, Pa. Unless otherwise noted, each officer is elected annually. The Huntington Funds consists of 30 portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

As of April [ ], 2007, the Trustees and officers as a group owned [less than 1% of Shares] of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                                       TOTAL
NAME                                                                                                                   COMPENSATION
AGE                                                                                                                    FROM TRUST
POSITIONS HELD WITH TRUST           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER     (PAST
LENGTH OF TIME SERVED               DIRECTORSHIPS HELD                                                                 CALENDAR
                                                                                                                       YEAR)
THOMAS J. WESTERFIELD {dagger}      PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law
Age: 51                             firm).
TRUSTEE
Began serving: January 2001         PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                    OTHER DIRECTORSHIPS HELD:  None

{dagger} Thomas J. Westerfield has been deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which may be retained to provide legal services to Huntington.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD      TOTAL
AGE                                                                                                                     COMPENSATION
POSITIONS                                                                                                               FROM TRUST
HELD WITH                                                                                                               (PAST
TRUST                                                                                                                   CALENDAR
DATE SERVICE                                                                                                            YEAR)
BEGAN
DAVID S.         PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987,
SCHOEDINGER*     CEO, Schoedinger Financial Services, Inc.
Age: 64          PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected
CHAIRMAN OF      Morticians (national trade association for morticians).
THE BOARD        OTHER DIRECTORSHIPS HELD:  None
AND TRUSTEE
Began
serving:
June 1999

JOHN M.          PRINCIPAL OCCUPATIONS: Retired
SHARY**
Age: 76          PREVIOUS POSITIONS:  Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.)
TRUSTEE          (1993-1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc.
Began            (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member,
serving:         Business Advisory Board, Miratel Corporation (1993-1995)(research and development firm for
June 1999        CADCAM); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member,
                 Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of
                 Directors, AIT (1987-1990) (technology).

                 OTHER DIRECTORSHIPS HELD:  None

WILLIAM R.       PRINCIPAL OCCUPATIONS: Retired.
WISE**
Age: 75          PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE          Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio
Began            (1985-1989).
serving:
June 1999        OTHER DIRECTORSHIPS HELD:  None

TADD C.          PRINCIPAL OCCUPATION:  Retired
SEITZ
Age:  65         PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, the Scotts Company (June 1983 - March
TRUSTEE          1995); Interim Chief Executive Officer (February 1996 - July 1996).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

MARK D.          PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to
SHARY***         present).
Age: 47
TRUSTEE          PREVIOUS POSITION:  President, Bostech Corporation (2000 - 2002).
Began
serving:         OTHER DIRECTORSHIPS HELD:  None
July 2006

WILLIAM H.       PRINCIPAL OCCUPATION: Assistant Treasurer, Dana Corporation (September 2006 to Present)                $0
ZIMMER, III      (manufacturing).
Age: 53          PREVIOUS POSITIONS: Vice President and Manager, Global Trust Management, National City Bank
TRUSTEE          (January 2004 to January 2006); Vice President, Treasury Management Operations, Provident Bank
Began            (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).
Serving:         OTHER DIRECTORSHIPS HELD: None
December
2006

*David S. Schoedinger became Chairman of the Funds on April 30, 2003.
** Messrs. John M. Shary and William R. Wise are expected to retire as of April 26, 2007 pursuant to the Trust's mandatory retirement policy.
*** Family relationship: Mark D. Shary is the nephew of John M. Shary, an Independent Trustee of the Trusts.
Carl A. Nelson served as Independent Trustee from June 2006 to October 2006 and received $12,500.

OFFICERS**

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to
BATEMAN          present); Chief Investment Officer, Huntington National Bank (October 2000 to present).
Age: 51
PRESIDENT        PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 to October 2000).
41 South
High Street
Columbus, OH
Began
Serving:
September
2005

CHARLES L.       PRINCIPAL OCCUPATIONS: Senior Vice President, Federated Securities Corp. (2007); Director of Mutual Fund Services,
DAVIS, JR.       Federated Services Company (2003 to present); Director of Sales Administration, Federated Securities Corp. (2006 to
Age: 46          present); President, Edgewood Services, Inc. (2004 to present); President, Southpointe Distribution Services, Inc.
CHIEF            (2005 to present).
EXECUTIVE
OFFICER          PREVIOUS POSITIONS: Managing Director, Edgewood Services, Inc. (2000 to 2003); Director of Business Development,
1001 Liberty     Federated Services Company (1998 to 1999); Business Manager, Mutual Fund Services, Federated Services Company (1993
Avenue           to 1998); Director of Investor Relations, MNC Financial, Inc. (1991 to 1993).
Pittsburgh,
PA
Began
Serving:
April 2003

DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, and Anti-Money Laundering Officer of The Huntington Funds
CARSON           (September 2005 to present).
Age: 48
CHIEF            PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of the Huntington Funds, Huntington Asset Advisors, Inc.
COMPLIANCE       (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager, Huntington National
OFFICER AND      Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).
ANTI-MONEY
LAUNDERING
OFFICER
3805 Edwards
Road Suite
3805
Cincinnati,
OH
Began
Serving:
September
2005

GEORGE M.        PRINCIPAL OCCUPATIONS: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age: 44
VICE
PRESIDENT
1001 Liberty
Avenue
Pittsburgh,
PA
Began
Serving:
July 2003

CHRISTOPHER      PRINCIPAL OCCUPATIONS: Director-Financial Services, BISYS Fund Services Ohio, Inc. (February 1993 to present).
E. SABATO
 Age: 38
TREASURER
3435 Stelzer
Road
Columbus, OH
Began
Serving: May
2005

VICTOR R.        PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (October 2002 to present).
SICLARI
Age: 45          PREVIOUS POSITIONS: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).
SECRETARY
1001 Liberty
Avenue
Pittsburgh,
PA
Began
Serving:
August 2002

**Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES - TO BE UPDATED BY AMENDMENT

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Audit          David S.         The purposes of the Audit Committee are to oversee the Trust's accounting and
               Schoedinger      financial reporting policies and practices; to oversee the quality and objectivity of
               Tadd C.          the Trust's financial statements and the independent audit thereof; to consider the
               Seitz            selection of independent public accountants for the Trust and the scope of the audit;
               John M.          and to act as a liaison between the Trust's independent auditors and the full Board.
               Shary            The Audit Committee also serves as the Qualified Legal Compliance Committee.
               Mark D.
               Shary
               (Chairman)
               William R.
               Wise
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Compliance     Thomas J.        The purpose of the Compliance Committee is to oversee the Trust's compliance with the
               Westerfield      legal and regulatory requirements of the Trust's operations including compliance with
               (Chairman)       securities laws and regulations.
               David S.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Nominating     David S.         The purpose of the Nominating Committee is to nominate a person or persons to serve as
               Schoedinger      a member of the Board of Trustees.  The Nominating Committee will consider nominees
               (Chairman)       recommended by Shareholders.  The Nominating Committee shall be comprised of all
               Tadd C.          Independent Trustees. Recommendations should be submitted to the Nominating Committee
               Seitz            in care of The Huntington Funds.
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III
BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Special        David S.         The purpose of the Special Proxy Voting Committee is to consider and determine how to
Proxy          Schoedinger      vote on behalf of the Trust with respect to specific votes referred by the Trust's
Voting         Tadd C.          Advisor.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2006 - TO BE UPDATED BY AMENDMENT

    (1)          (2)                                                         (3)

                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
                                                        THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES


               DOLLAR
  NAME OF     RANGE OF
  TRUSTEE      SHARES
                OWNED
               IN THE
             HUNTINGTON
                FUNDS
David S.        None                                                    over $100,000
Schoedinger
John M.         None                                                 $50,001 - $100,000
Shary
Thomas J.       None                                                  $10,001 - $50,000
Westerfield
William R.      None                                                    over $100,000
Wise
Tadd C.
Seitz
Mark D.
Shary

1 The "Huntington Family of Investment Companies" refers to both Original Trusts, as they are held out to investors as related entities for investor or investment purposes.



INVESTMENT ADVISOR

Huntington Asset Advisors, Inc. (Advisor) has served as investment advisor to the Trust since its creation on May 12, 2001 as part of a reorganization of the investment advisory services of Huntington Bank. The Advisor is a separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $[ ] billion in assets as of December 31, 2006, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and the Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for the VA Mortgage Securities Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions on Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

SUB-ADVISOR

The Advisor has delegated daily management of the VA Macro 100 Fund's assets to Laffer Investments, Inc. The Sub-Advisory fee is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. As of December 31, 2006, Laffer Investments had assets under management of approximately $[ ] million.

PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

VA DIVIDEND CAPTURE FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   3 funds / $247,275,017
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                22 accounts / $220,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
KIRK MENTZER                         TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   2 funds / $320,473,839
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                18 accounts / $150,167,949

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None due to the asset allocation of the portfolio manager's accounts.

VA GROWTH FUND

OTHER ACCOUNTS MANAGED BY
JAMES J. GIBBONEY, JR.               TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $237,990,267
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               248 accounts / $401,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
MARTINA CHEUNG                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $237,990,267
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               119 accounts / $357,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.

VA INCOME EQUITY FUND

OTHER ACCOUNTS MANAGED BY
CRAIG J. HARDY                       TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $200,549,991
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               195 accounts / $261,561,074

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER G. CWIKLINSKI                            TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS
Registered Investment Companies                                                   1 fund / $200,549,991
Other Pooled Investment Vehicles                                                                   None
Other Accounts                                                              177 accounts / $205,537,105
Accounts Paying Advisory Fees Based Upon Performance                               1 account/$1,242,158

Dollar value range of shares owned in the Fund: None.

VA INTERNATIONAL EQUITY FUND

OTHER ACCOUNTS MANAGED BY
MADELYNN MATLOCK                     TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $275,388,126
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                  9 accounts / $14,500,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MACRO 100 FUND

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
DR. ARTHUR B.
LAFFER
Registered                            1 fund / $48,023,500
Investment
Companies
Other Pooled                                                   1 account / $2,489,000
Investment
Vehicles
Other Accounts                  22 accounts / $419,550,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

                                                               NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                             TOTAL NUMBER OF OTHERACCOUNTS     PERFORMANCE FEES
OTHER ACCOUNTS                       MANAGED/TOTAL ASSETS*
MANAGED BY
ARTHUR B. LAFFER,
JR.
Registered                            1 fund / $48,023,500
Investment
Companies
Other Pooled                                                   1 account / $2,489,000
Investment
Vehicles
Other Accounts                  22 accounts / $419,550,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

VA MID CORP AMERICA FUND

OTHER ACCOUNTS MANAGED BY
CHRISTOPHER M. ROWANE                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $164,274,589
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               320 accounts / $275,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

VA NEW ECONOMY FUND

OTHER ACCOUNTS MANAGED BY
DR. BERNARD SHINKEL                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                    1 fund / $110,623,527
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               240 accounts / $135,499,611

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA ROTATING MARKETS FUND

OTHER ACCOUNTS MANAGED BY
PAUL KOSCIK                          TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                     1 fund / $48,598,274
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               224 accounts / $363,655,970

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $50,001-$100,000.


VA SITUS SMALL CAP FUND

OTHER ACCOUNTS MANAGED BY
B. RANDOLPH BATEMAN                  TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                   3 funds / $247,275,017
Other Pooled Investment Vehicles                                                    None
Other Accounts                                                22 accounts / $220,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

VA MORTGAGE SECURITIES FUND

OTHER ACCOUNTS MANAGED BY
WILLIAM G. DOUGHTY                   TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                 5 funds / $1,110,691,451
Other Pooled Investment Vehicles                                 1 account / $10,321,239
Other Accounts                                              47 accounts / $1,355,899,805

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.

OTHER ACCOUNTS MANAGED BY
GUSTAVE J. SEASONGOOD                TOTAL NUMBER OF OTHERACCOUNTS MANAGED/TOTAL ASSETS*
Registered Investment Companies                                     1 fund / $88,351,056
Other Pooled Investment Vehicles                                                    None
Other Accounts                                               280 accounts / $406,401,121

*None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.

MR. BATEMAN is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
    {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.
    {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned
      weights within his performance plan, as follows:   25% on the PFG division
      performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility. Mr. Bateman is eligible for annual awards of stock options and restricted stock units on the Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

MESSRS. MENTZER AND ROWANE are paid fixed base salaries and are eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business. Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met three pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Messrs. Mentzer and Rowane are eligible for awards of options on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. GIBBONEY, MR. HARDY, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD, AND DR. SHINKEL are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' and Huntington Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this
bonus.   Further, beginning January 1, 2005, assets in the Huntington Florida
Tax-Free Money Fund, the Huntington Money Market Fund, the Huntington Ohio Municipal Money Market Fund and the Huntington U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria: (1) use of The Huntington Funds in individual investment accounts, (2) development of publicity of The Huntington Funds, (3) coordination of relationships with the brokers who sell The Huntington Funds and (4) excellence in trading and placement within The Huntington Funds.

 Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Dr. Shinkel are the portfolio managers for other accounts in addition to the portfolios of the Funds and Huntington Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Gibboney's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Gibboney on a quarterly basis.

Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the VA International Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Morgan Stanley Capital International Europe, Australasia and Far East Index, and the VA International Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA International Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the VA New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Growth Index, and the VA New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA New Economy Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the VA Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the VA Rotating Markets Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Rotating Markets Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Seasongood on a quarterly basis.

All portfolio managers are eligible for awards of stock options and/or restricted stock units on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

DR. LAFFER AND MR. LAFFER are each paid a fixed base salary and a variable annual cash bonus. As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success. Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-Advisor.

ADVISOR CONFLICTS OF INTEREST
As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and a Fund has adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST
As indicated above, portfolio managers at Laffer Investments ("Laffer") may manage different accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not. Because a portfolio manager's compensation may be affected by revenues earned by Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. Laffer may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner. Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's Code of Ethics. Furthermore, Laffer's President periodically reviews the performance of all portfolio managers.





                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Adviser's Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The Advisor's proxy voting policies and procedures are set forth below, and shall govern its voting of such proxies.

I.    PROXY VOTING POLICIES

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Trust. The Advisor will employ an independent third party (currently Institutional Shareholder Services ("ISS")) to (i) research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Trust, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Trust.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies (such as the VA Rotating Markets Fund) must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act or Rule 12d1-3 thereunder. With respect to those Funds that rely on Section 12(d)(1)(F), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds' proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as "echo" or "mirror" voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable,: (i) the Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Special Proxy Voting Committee any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II.   COMMITTEES

   1.Proxy Review Committee
         a.The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.
         b.The Proxy Review Committee will report, to the President of the Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.
         c.The Proxy Review Committee will provide the Special Proxy Voting
           Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.
         d.The President of the Advisor will appoint the members of the Proxy
           Review Committee.

   2.Special Proxy Voting Committee
         a.The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds' Advisor.
         b.The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III.  CONFLICTS OF INTEREST

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV.   GUIDELINES

The Advisor has adopted ISS's proxy voting guidelines, as they may be amended by ISS from time to time, to further the interest of the Funds' shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by ISS can be found at www.issproxy.com. The Proxy Review Committee will review the ISS proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor's Investment Policy Committee and the Chief Compliance Officer of the Funds.

V.    RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act,  the  Advisor  must retain
(i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through The Huntington Funds' website. Go to www.huntingtonvafunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund. Form N-PX filings are also available at the SEC's website at www.sec.gov.




PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares. Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or in the Appendix to this SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper and Morningstar, who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Citigroup Global Markets Inc., Institutional Shareholder Services, Inc., Investment Scorecard, Inc., KeyBanc Capital Markets (McDonald Inc.), Mesirow Financial Inc., RBC Dain Rauscher Inc., Sanders Morris Harris Inc., SunGard, Thomson ONE and Wilshire Associates, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process. The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the Funds' Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.



On December 31, 2006, certain Funds owned securities of the following regular broker/dealers:
TO BE FILED BY AMENDMENT

----------------------------------------------------------
|FUND                    |SECURITY TYPE|SECURITY|HOLDINGS|
----------------------------------------------------------
|VA Dividend Capture Fund|             |        |        |
----------------------------------------------------------
|VA Income Equity Fund   |             |        |        |
----------------------------------------------------------
|VA Mid Corp America Fund|             |        |        |
----------------------------------------------------------

CODE OF ETHICS
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

EXPENSES

The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

The Fund's Distributor, Edgewood Services Inc., ("Distributor") offers Shares on a continuous, best-efforts basis and markets the Shares to insurance companies. No compensation was paid to the Distributor during the fiscal year ended December 31, 2006. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and an affiliate of the Sub-Administrator.

SHAREHOLDER SERVICES

The Funds may pay financial intermediaries for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the fees that the Funds pay to financial intermediaries, the Advisor and its affiliates may pay out of their own reasonable profits and resources amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and its affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Advisor and its affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Advisor and its affiliates may make additional payments to the financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS

No underwriting commissions are paid in connection with the sale of Fund Shares.

CUSTODIANS

For each of the Funds, except the VA International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

State Street Bank and Trust Company, Quincy, MA, is the custodian for the VA International Equity Fund. Foreign instruments purchased by the VA International Equity Fund are held by foreign banks participating in a network coordinated by State Street Bank.

The Bank of New York is sub-custodian of VA Situs Small Cap Fund's foreign assets.

The Funds have entered into an agreement with PFPC Trust Company ("PFPC") to lend portfolio securities for the purpose of generating additional income. PFPC is responsible for administering each security loan, monitoring the appropriateness and adequacy of collateral, calculating fees and income and maintaining all records necessary to account for the loans. The Advisor provides oversight of PFPC's activities.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc., Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, are counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

        FEES PAID BY THE FUNDS FOR SERVICES* - TO BE FILED BY AMENDMENT

                                    VA DIVIDEND CAPTURE FUND       VA GROWTH FUND         VA INCOME EQUITY FUND
                                    FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                          DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                    2006    2005       2004    2006    2005      2004   2006    2005      2004
                ADVISORY FEE EARNED       $227,607   $146,387        $113,342  $91,406        $197,311  $158,083
          ADMINISTRATION FEE EARNED        $32,515   $18,805          $16,190  $11,717         $28,183   $20,270
      SUB-ADMINISTRATION FEE EARNED        $18,697   $14,132          $9,313    $8,850         $16,212   $15,299
FINANCIAL ADMINISTRATION FEE EARNED        $19,703   $11,628          $10,996   $7,718         $17,044   $11,788
             ADVISOR REIMBURSEMENTS         $ --       $ --            $ --      $ --           $ --      $ --
        BROKERAGE COMMISSIONS PAID*      $147,537(1) $82,010          $9,369   $12,546         $97,964   $87,076


                                    VA INTERNATIONAL EQUITY FUND*    VA MACRO 100 FUND*     VA MID CORP AMERICA FUND
                                      FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                            DECEMBER 31,                DECEMBER 31,              DECEMBER 31,
                                     2006      2005       2004     2006     2005     2004    2006    2005      2004
                ADVISORY FEE EARNED           $6,113     $1,102           $30,815   $3,542         $128,688  $82,310
          ADMINISTRATION FEE EARNED            $874       $144             $4,404    $473           $18,384  $10,571
      SUB-ADMINISTRATION FEE EARNED            $502       $104             $2,529    $324           $10,571   $7,948
FINANCIAL ADMINISTRATION FEE EARNED           $3,273      $878             $5,623   $1,046          $14,178   $7,055
             ADVISOR REIMBURSEMENTS          $(7,949)   $(1,408)          $(2,432)  $(278)           $ --      $ --
         BROKERAGE COMMISSIONS PAID           $6,763     $2,516            $4,658   $1,096          $9,819   $17,115

                                       VA NEW ECONOMY FUND    VA ROTATING MARKETS FUND
                                    FOR THE FISCAL YEAR ENDED FOR THE FISCAL YEAR ENDED
                                          DECEMBER 31,              DECEMBER 31,
                                    2006     2005      2004    2006     2005     2004
                ADVISORY FEE EARNED         $48,985   $25,427         $37,748  $31,501
          ADMINISTRATION FEE EARNED         $6,999    $3,271           $5,392   $4,036
      SUB-ADMINISTRATION FEE EARNED         $4,023    $2,451           $3,102   $3,052
FINANCIAL ADMINISTRATION FEE EARNED         $9,091    $3,004           $4,765   $3,443
             ADVISOR REIMBURSEMENTS        $(1,849)    $ --            $(205)    $ --
         BROKERAGE COMMISSIONS PAID       $23,414(1)  $3,819           $7,178  $12,227

                                    VA SITUS SMALL CAP FUND*  VA MORTGAGE SECURITIES FUND*
                                    FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                                          DECEMBER 31,                DECEMBER 31,
                                     2006     2005     2004    2006      2005       2004
                ADVISORY FEE EARNED          $25,143  $1,852            $8,665     $1,194
          ADMINISTRATION FEE EARNED          $3,594    $247             $1,238      $156
      SUB-ADMINISTRATION FEE EARNED          $2,063    $170              $711       $113
FINANCIAL ADMINISTRATION FEE EARNED          $4,324    $928             $5,526      $885
             ADVISOR REIMBURSEMENTS         $(2,588)  $(547)           $(7,249)    $(669)
         BROKERAGE COMMISSIONS PAID          $12,402  $2,320            $1,165      $125

(1) The brokerage commissions paid on these Funds increased in 2005 as a direct result of an increase in assets in the portfolios.

*VA International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund and VA Mortgage Securities Fund commenced operations on May 3, 2004. Therefore, the fees reflect these shortened periods of operations. Also, because the VA International Equity Fund, VA Macro 100 Fund, VA Situs Small Cap Fund, and VA Mortgage Securities Fund, did not operate for a full year in 2004, their brokerage commission amounts were lower in that year.

Effective November 1, 2004, Huntington Bank became the administrator and Federated Services Company became the sub-administrator for the Funds. Prior to November 1, 2004, Federated Services Company was the administrator and Huntington Bank was the sub-administrator.

          PRINCIPAL HOLDERS OF SECURITIES - TO BE UPDATED BY AMENDMENT

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Ohio. By virtue of the Advisor's affiliation with Huntington Bank, the Advisor may be deemed to control the Funds.

As of April [ ], 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

            FUND                                                   SHAREHOLDER NAME SHARES OWNED PERCENTAGE OWNED
                                                                            ADDRESS
    VA Dividend Capture Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

              VA Growth Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

       VA Income Equity Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

VA International Equity Fund                              Carey & Co., Columbus, OH
                              Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

           VA Macro 100 Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

    VA Mid Corp America Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

         VA New Economy Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

    VA Rotating Markets Fund  Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

     VA Situs Small Cap Fund Transamerica Life Insurance Company, Cedar Rapids, IA;
                                          Hartford Life Insurance Co., Hartford, CT

 VA Mortgage Securities Fund                              Carey & Co., Columbus, OH
                              Transamerica Life Insurance Company, Cedar Rapids, IA
                                          Hartford Life Insurance Co., Hartford, CT

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Hartford Life Insurance Co. is organized in the state of Connecticut and is a subsidiary of Hartford Life and Accident Insurance Co.; organized in the state of Connecticut.

Transamerica Life Insurance Co. is organized in the state of Iowa and is a subsidiary of Aegon USA Inc. organized in the state of Iowa.





                               SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.





         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

OTHER PURCHASE INFORMATION

Purchases are made at NAV. If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

OTHER EXCHANGE INFORMATION

Exchanges  may  only  be  made  between  Funds   having   identical  shareholder
registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, P.O. Box 6110 Indianapolis, IN 46206-6110.



                                     TAXES

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

      (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

      (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

A Fund will meet the diversification requirements if no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if, as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Fund for the purpose of meeting the diversification test if the Fund meets certain requirements. Each Fund will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Fund's assets. It is possible that, in order to comply with the diversification requirements, less desirable investment decisions may be made which could affect the investment performance of such Fund.

The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding Shares of a Fund are either segregated asset accounts underlying variable contacts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in
Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders of a regulated investment company, such as the separate accounts that own shares of the Funds, are not exempted from this filing requirement even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may provide an exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive. In particular, if the tax on dividends paid out of earnings previously taxed at the corporate level is reduced or eliminated, this may reduce the value of, and thus the return on, previously issued debt obligations and similar securities which are part of certain of the Funds. This change could reduce the net asset value of, and distributions made by, these Funds. However, since Fund shares are expected to be owned in connection with variable annuity accounts, the reduction or elimination of the tax on such dividends will likely not affect the tax discussion above.

In addition, the foregoing is only a summary of some of the important federal tax considerations generally affecting holders of variable annuity contracts investing in a Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or of the holders of such variable contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult with their tax advisers with specific reference to their own tax situation, including the potential application of state, local, and (if applicable) foreign taxes.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be subject to Federal income taxes upon disposition of PFIC investments.

                          DIVIDENDS AND DISTRIBUTIONS

Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.



                            PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                      ERV 1
                      Average Annual Return = ( ) n - 1
                                       P

In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                      a - b
                        Yield = 2[ (      +1 ) (6) +1]
                                       cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for each of the following Funds for the one-year, five-year and for the life of the respective Fund through December 31, 2006, were as follows:

TO BE UPDATED BY AMENDMENT

                             FISCAL YEAR ENDED 12/31/2006 FIVE YEARS ENDED 12/31/2006 INCEPTION THROUGH 12/31/2006

FUND

VA Dividend Capture Fund
VA Growth Fund
VA Income Equity Fund
VA International Equity Fund
VA Macro 100 Fund
VA Mid Corp America Fund
VA New Economy Fund
VA Rotating Markets Fund
VA Situs Small Cap Fund
VA Mortgage Securities Fund

(1) Since 10/15/01
(2) Since 5/1/01
(3) Since 10/21/99
(4) Since 5/3/04




                              FINANCIAL STATEMENTS
                           TO BE UPDATED BY AMENDMENT

The audited financial statements of the Funds for the fiscal year ended December 31, 2006, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust. The information for years or periods ended prior to 2004 has been audited by KPMG LLP, independent registered public accounting firm.



                               INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, Standard & Poor's ("S&P"), Fitch Ratings ("Fitch") and Thomson BankWatch, Inc. ("TBW"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.


MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

   {circle}Government guarantees
   {circle}Government or quasi-government ownership or control
   {circle}The degree of concentration in the banking system
   {circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

ADDRESSES

EQUITY FUNDS
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

INCOME FUND
Huntington VA Mortgage Securities Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

DISTRIBUTOR
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

INVESTMENT ADVISOR
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43215

CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT
The Huntington National Bank
41 South High Street
Columbus, OH  43215

CUSTODIAN FOR HUNTINGTON VA INTERNATIONAL EQUITY FUND
State Street Bank and Trust Company
Two Heritage Drive
Quincy, MA 02171

SUB-CUSTODIAN FOR VA SITUS SMALL CAP FUND
The Bank of New York
100 Church Street, 10th Floor
New York, NY 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, OH 43215


SUB-ADMINISTRATOR
Federated Services Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

SUB-FUND ACCOUNTANT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN
State Street Bank and Trust Company

SUB-CUSTODIAN
The Bank of New York


SECURITIES LENDING AGENT
PFPC


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Lehman Brothers
Abel/Noser Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
Investment Scorecard, Inc.
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
SunGard
Thomson ONE
Unified Fund Services, Inc.
Wilshire Associates, Inc.

PROXY VOTING SERVICES
Institutional Shareholder Services, Inc.
Automatic Data Processing (ADP)

SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg


RATINGS AGENCIES
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.


PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers


OTHER
Hartford Life Insurance Company
Transamerica Life Insurance Company


 Cusip 446771305 Cusip 446771503
 Cusip 446771206 Cusip 446771602
 Cusip 446771107 Cusip 446771701
 Cusip 446771800 Cusip 446771883
 Cusip 446771875 Cusip 446771867

PART C.      OTHER INFORMATION.

Item 23.     Exhibits

             (a)    (i)          Conformed copy of Agreement and
                                 Declaration of Trust of the Registrant,
                                 dated April 27, 2006; (9)
                    (ii)         Conformed copy of Amendment No. 1 to
                                 Agreement and Declaration of Trust of
                                 the Registrant, dated May 15, 2006; (9)
             (b)    (i)          Copy of By-Laws of the Registrant,
                                 dated April 27, 2006; (9)
             (c)                 Conformed copy of Specimen Certificate
                                 for Shares of Beneficial Interest of
                                 the Registrant, dated April 18, 2006,
                                 including Certificate of Amendment
                                 dated May 17, 2006; (9)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between
                                 the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and
                                 the Situs Small Cap Fund; (9)
                    (ii)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and the
                                 Situs Small Cap Fund; (9)
                    (iii)        Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the U.S. Treasury Money
                                 Market Fund, Growth Fund, Income Equity
                                 Fund, Fixed Income Securities Fund,
                                 Short/Intermediate Fixed Income Securities
                                 Fund, Money Market Fund, Ohio Municipal
                                 Money Market Fund, Ohio Tax-Free Fund,
                                 Michigan Tax-Free Fund, Mortgage Securities
                                 Fund, Florida Tax-Free Fund and Intermediate
                                 Government Income Fund; (9)
                    (iv)         Conformed Copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the U.S.
                                 Treasury Money Market Fund, Growth Fund,
                                 Income Equity Fund, Fixed Income Securities
                                 Fund, Short/Intermediate Fixed Income
                                 Securities Fund, Money Market Fund, Ohio
                                 Municipal Money Market Fund, Ohio Tax-Free
                                 Fund, Michigan Tax-Free Fund, Mortgage
                                 Securities Fund, Florida Tax-Free Fund and
                                 Intermediate Government Income Fund; (9)
                    (v)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the VA Dividend Capture
                                 Fund, VA Growth Fund, VA Income Equity Fund,
                                 VA International Equity Fund, VA Macro 100
                                 Fund, VA Mid Corp America Fund, VA Mortgage
                                 Securities Fund, VA New Economy Fund, VA
                                 Rotating Markets Fund and VA Situs Small Cap
                                 Fund; (10)
                    (vi)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the VA Dividend
                                 Capture Fund, VA Growth Fund, VA Income
                                 Equity Fund, VA International Equity Fund,
                                 VA Macro 100 Fund, VA Mid Corp America Fund,
                                 VA Mortgage Securities Fund, VA New Economy
                                 Fund, VA Rotating Markets Fund and VA Situs
                                 Small Cap Fund; (10)
                    (vii)        Conformed copy of Letter Agreement to the
                                 Investment Advisory Agreement dated June 23,
                                 2006, between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the VA
                                 Dividend Capture Fund, VA Growth Fund, VA
                                 Income Equity Fund, VA International Equity
                                 Fund, VA Macro 100 Fund, VA Mid Corp America
                                 Fund, VA Mortgage Securities Fund, VA New
                                 Economy Fund, VA Rotating Markets Fund and
                                 VA Situs Small Cap Fund; (10)
                    (viii)       Conformed copy of Subadvisory Agreement
                                 dated June 23, 2006, between the Registrant,
                                 Huntington Asset Advisors, Inc. and Laffer
                                 Investments, Inc.; (9)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract dated June 23, 2006, between
                                 the Registrant and Edgewood Services
                                 Inc.; (9)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vii)        Conformed copy of Amendment to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement,
                                 dated June 23, 2006, between the
                                 Registrant and The Huntington National
                                 Bank; (9)
                    (ii)         Conformed copy of Schedule A to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (iii)        Copy of Schedule B to Custodian
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and The Huntington
                                 National Bank; (9)
                    (iv)         Conformed copy of Amendment to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (v)          Conformed copy of Foreign Custody
                                 Manager Agreement between the
                                 Registrant and The Bank of New York,
                                 dated June 23, 2006; (9)
                    (vi)         Copy of Exhibit A to Foreign Custody
                    Manager Agreement between the Registrant       and The Bank
                    of New York, dated June 23,       2006; (9)
                    (vii)        Conformed copy of Schedule I to Foreign
                    Custody Agreement between the Registrant       and The Bank
                    of New York, dated June 23,       2006; (9)
                    (viii)       Copy of Schedule II to Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                    (ix)         Copy of Schedule III to Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                    (x)          Conformed copy of Foreign Custody
                    Agreement between the Registrant         and The Bank of New
                    York, dated June 23,       2006; (9)
                    (xi)         Conformed copy of Appendix I to Foreign
                    Custody Agreement between the Registrant       and The Bank
                    of New York, dated June 23,       2006; (9)
                    (xii)        Conformed copy of Sub-Custody Agreement
                    between the Registrant, The Huntington       National Bank
                    and PFPC Trust Company dated     June 23, 2006; (10)
             (h)    (i)          Conformed copy of Mutual Fund Services
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (ii)         Copy of Exhibit A to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iii)        Copy of Exhibit B to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iv)         Copy of Exhibit C to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (v)          Copy of Exhibit D to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (vi)         Form of Administration Agreement dated
                                 June 23, 2006, between the Registrant
                                 and Huntington National Bank; (10)
                    (vii)        Copy of Investment Company Exhibit to
                                 Administration Agreement dated June 23,
                                 2006, between the Registrant and
                                 Huntington National Bank; (10)
                    (viii)       Form of Administrative Services Fee
                                 Exhibit to Administration Agreement
                                 dated June 23, 2006, between the
                                 Registrant and Huntington National
                                 Bank; (10)
                    (ix)         Conformed copy of Agreement for Sub-
                                 Administrative Services, dated June 23,
                                 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (x)          Copy of Investment Company Exhibit to
                                 Agreement for Sub-Administrative
                                 Services, dated June 23, 2006, between
                                 the Registrant and Federated Services
                                 Company; (9)
                    (xi)         Conformed copy of Sub-Administrative
                                 Services Fee Exhibit to Agreement for
                                 Sub-Administrative Services, dated June
                                 23, 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (xii)        Conformed copy of Financial
                                 Administration and Accounting Services
                                 Agreement dated December 1, 2001,
                                 including Exhibit A dated December 1,
                                 2001 as amended April 30, 2004, and
                                 Letter of Assignment dated August 8,
                                 2006; (9)
                    (xiii)       Conformed copy of Fund Accounting
                                 Agreement dated June 23, 2006, between
                                 the Registrant and BISYS Fund Services
                                 Ohio, Inc.; (10)
                    (xiv)        Conformed copy of Amendment #1 to Fund
                    Accounting Agreement dated June 23,   2006, between the
                    Registrant and   BISYS Fund Services Ohio, Inc.; (10)
                    (xv)         Conformed copy of Amendment #2 to Fund
                                 Accounting Agreement dated June 23,
                                 2006, between the Registrant and BISYS
                                 Fund Services Ohio, Inc.; (10)
                   (xvi)         Conformed copy of Amendment #3 to Fund
                                 Accounting Agreement dated June 23,
                                 2006, between the Registrant and BISYS
                                 Fund Services Ohio, Inc.; (10)
                 (xvii)          Conformed copy of Administrative
                                 Services Agreement between the
                                 Registrant and Huntington National
                                 Bank, dated June 23, 2006; (9)
                 (xviii)         Conformed copy of Exhibit A to
                                 Administrative Services Agreement
                                 between the Registrant and Huntington
                                 National Bank, dated June 23, 2006; (9)
               (ix) Conformed  copy of Fund  Participation  Agreement  among the
                    Registrant,   Huntington  Asset  Advisors,   Inc.,  Edgewood
                    Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006; (10)
               (xx) Form of Fund  Participation  Agreement among Nationwide Life
                    Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E; (10)
               (xxi) Conformed copy of Fund  Participation  Agreement  among the
                    Registrant,   Edgewood  Services,   Inc.,  Huntington  Asset
                    Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006; (10)
             (i)                 Conformed copy of Opinion of Counsel as to
                                 legality of shares being offered; (9)
             (j)    (i)          Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (9)
                    (ii)         Conformed copy of Consent of Counsel;
                                 (9)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (1)
             (m)    (i)          Copy of the Distribution Plan of the
                                 Registrant, dated June 23 2006; (9)
                    (ii)         Copy of Exhibit A to Distribution Plan
                                 of the Registrant, dated June 23, 2006;
                                 (9)
             (n)    (i)          Conformed copy of Multiple Class Plan, dated
                                 June 23, 2006; (9)
                    (ii)         Conformed copy of Exhibit to Multiple Class
                                 Plan, dated June 23, 2006 (9)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 Charles Davis, Daniel Benhase, John
                                 Shary, Thomas Westerfield, David
                                 Schoedinger and William R. Wise; (9)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Executive Officer and Vice
                                 President of the Registrant; (9)
                    (iii)        Conformed copy of Power of Attorney of
                                 President of the Registrant; (9)
                    (iv)         Conformed copy of Power of Attorney of
                                 the Treasurer of the Registrant; (9)
             (p)    (i)          Copy of Code of Ethics of Edgewood
                                 Services, Inc.; (2)
                    (ii)         Copy of Code of Ethics of The
                                 Huntington Funds, dated May 4, 2006;
                                 (9)
                    (iii)        Copy of Code of Ethics of Huntington
                                 Asset Advisors, Inc., dated February 1,
                                 2006; (9)
                    (iv)         Copy of Code of Ethics for Federated
                                 Investors, Inc., dated January 1, 2005,
                                 revised January 26, 2005; (9)
                    (v)          Copy of Code of Ethics for Laffer
                                 Investments, Inc.; (9)

_________________________________________________________________
+            All exhibits have been filed electronically.

(1)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 20 on Form N-1A filed April 26,   1996 (File
Nos. 33-11905 and 811-5010).

(2)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 38 on Form N-1A filed February 21,   2002 (File
Nos. 33-11905 and 811-5010).

(3)
       Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

(4)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 43 on Form N-1A filed February 2,   2004 (File
Nos. 33-11905 and 811-5010).

(5)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 44 on Form N-1A filed February 23,   2004 (File
Nos. 33-11905 and 811-5010).

(6)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 45 on Form N-1A filed April 29,   2004 (File
Nos. 33-11905 and 811-5010).

(7)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 29,   2005 (File
Nos. 33-11905 and 811-5010).

(8)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 28,   2006 (File
Nos. 33-11905 and 811-5010)

(9)   Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 50 on Form N-1A filed August 24, 2006 (File Nos. 33-11905 and 811-5010)

(10)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 51 on Form N-1A filed February 8, 2007
       (File Nos. 33-11905 and 811-5010)

Item 24.     Persons Controlled by or Under Common Control with the
             Registrant:

             None

Item 25.     Indemnification: (3)

+      All Exhibits filed electronically.

Item 26.     Business and Other Connections of the Investment Adviser:

       Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                       POSITION WITH HUNTINGTON
       NAME                            ASSET ADVISORS, INC.

       B. Randolph Bateman             President and
                                       Chief Investment Officer

       Douglas Brooks                  Senior Vice President

       James J. Gibboney, Jr.          Senior Vice President

       Kirk Mentzer                    Senior Vice President

       Christopher M. Rowane           Senior Vice President

       Paul Koscik                     Vice President

       Christopher G. Cwiklinski       Vice President

       Patrick J. Fraker               Vice President

       Craig J. Hardy                  Vice President

       Madelynn Matlock                Vice President

       Dr. Bernard Shinkel             Vice President

       William G. Doughty              Vice President

       Gustave Seasongood              Vice President

       Kathy Stylarek                  Vice President

       Martina Cheung                  Vice President

       Ronald J. Corn                  Secretary and Chief
                                       Compliance Officer

       David Castor                    Treasurer and Chief
                                       Financial Officer

Item 27.     Principal Underwriters:

             (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

             (b)

          (1)                              (2)                      (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor           With Registrant

Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive
--
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston               Vice President,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                      Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             41 South High Street
                                       Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.                5800 Corporate Drive
("Distributor")                        Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.        41 South High Street
("Advisor")                            Columbus, OH  43287

The Huntington National Bank           41 South High Street
("Custodian" and                       Columbus, OH  43287
"Administrator")

Federated Services Company             Federated Investors Tower
("Sub-Administrator")                  1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.            P.O. Box 6110
("Transfer Agent and                   Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.         3435 Stelzer Road
("Sub-Fund Accountant")                Suite 1000
                                       Columbus, OH  43219


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:  Not applicable.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of February, 2007.

                          THE HUNTINGTON FUNDS

                          BY: /s/ Alicia G. Powell
                          Alicia G. Powell, Assistant Secretary
                          February 15, 2007

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                         TITLE                  DATE

By: /s/ Alicia G. Powell         Attorney In Fact      February 15, 2007
Alicia G. Powell                 For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                         TITLE

B. Randolph Bateman*             President
                                 (Principal Executive Officer)

Charles L. Davis, Jr.*           Chief Executive Officer

Christopher E. Sabato*           Treasurer
                                 (Principal Financial Officer)

George Polatas*                  Vice President

David S. Schoedinger*            Trustee

John M. Shary*                   Trustee

Thomas J. Westerfield*           Trustee

William R. Wise*                 Trustee

Tadd C. Seitz                    Trustee

Mark D. Shary                    Trustee


* By Power of Attorney filed herewith